UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED
MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number	811-09081

Morgan Stanley International Fund
(Exact name of registrant as specified in charter)

1221 Avenue of the Americas, New York, New York			10020
(Address of principal executive offices)			(Zip code)

Ronald E. Robison 1221 Avenue of the Americas, New York, New York 10020
(Name and address of agent for service)

Registrant’s telephone number, including area code:		212-762-4000

Date of fiscal year end:	October 31, 2007

Date of reporting period:	April 30, 2007

Item 1 - Report to Shareholders

Welcome, Shareholder:

In this report, you'll learn about how your investment in Morgan Stanley International Fund performed during the semiannual period. We will provide an overview of the market conditions, and discuss some of the factors that affected performance during the reporting period. In addition, this report includes the Fund's financial statements and a list of Fund investments.

This material must be preceded or accompanied by a prospectus for the fund being offered.

Market forecasts provided in this report may not necessarily come to pass. There is no assurance that the Fund will achieve its investment objective. The Fund is subject to market risk, which is the possibility that market values of securities owned by the Fund will decline and, therefore, the value of the Fund's shares may be less than what you paid for them. Accordingly, you can lose money investing in this Fund. Please see the prospectus for more complete information on investment risks.

Fund Report

For the six months ended April 30, 2007

Total Return for the 6 Months Ended April 30, 2007
Class A	Class B	Class C	Class D	Morgan Stanley Capital International (MSCI) EAFE Index[1]	Lipper International Large-Cap Core Funds Index[2]
15.03%	14.34%	14.37%	14.92%	15.46%	14.16%

The performance of the Fund's four share classes varies because each has different expenses. The Fund's total returns assume the reinvestment of all distributions but do not reflect the deduction of any applicable sales charges. Such costs would lower performance. See Performance Summary for standardized performance and benchmark information.

Market Conditions

The six months ended April 30, 2007 was a spectacular period for international equities and their corresponding currencies. The MSCI EAFE Index gained 15.46%, with Euro-denominated equities and Asia ex-Japan both producing double-digit returns for the period. The U.K. also had a notable gain. Last and least was Japan, with a more modest return and a falling yen (down 1.7 percent versus the U.S. dollar). In contrast, the Euro and British pound rose 7.3 percent and 5.1 percent, respectively, versus the U.S. dollar.

The U.S. economy continued to be the focus of global investors, but resilient economic and market strength in Europe, China and parts of the emerging markets added to speculation of a global de-coupling. U.S. first quarter gross domestic product (GDP) came in at 1.3 percent (compared to an expected 1.8 percent), but the GDP growth rate excluding housing was a more stable 2.3 percent. Housing figures in March sharply disappointed to the downside, but durable goods orders rose a greater-than-expected 3.4 percent and the manufacturing Purchasing Managers Index (PMI) rebounded to 54.7 (from the prior month's 50.9). As for the U.S. consumer, employment stayed firm (March non-farm payrolls were above 180,000), but unit labor costs only rose 0.6 percent for the first quarter and non-farm productivity rose more than expected (1.7 percent). Helping this "Goldilocks" scenario was lower-than-expected first quarter core Personal Consumption Expenditures (PCE) index and core Consumer Price Index (CPI), two common measures of inflation.

Most of the data points from Europe indicated continued economic expansion. German and French manufacturing manager surveys for March came in higher than expected, with the German IFO business sentiment survey rising to 108.6 (from 107.7) and the ZEW (Center for European Economic Research) economic sentiment indicator increasing to 16.5 (from 5.8). February industrial production data for Germany and France were both very robust at 3.9 percent month-on-month and 1.1 percent month-on-month, respectively. The Euro-zone composite PMI for March rose to 57.4 (readings above 50 indicate expansion) and as noted earlier, the Euro currency was very strong. Inflationary pressures appear to be building, with both German and French core inflation breaking out recently, but remaining below 2 percent. Elsewhere, U.K. inflation surprised to the upside. Further Bank of England and European Central Bank tightening may be forthcoming. Such tightening would likely put pressure on peripheral European countries and some real estate markets that are exposed to rising short-term interest rates. There was a very sharp sell-off in Spanish real estate and construction stocks in April — and we have increased the Fund's European tilt away from these areas. The merger and acquisitions (M&A) cycle continued to build steam in Europe, which attempted to capitalize during the period by overweighting banks with capital market exposure.

The overall tone for Japan remains conservative and relatively weak. Most data — from business, to consumer, to government surveys — shows cautious optimism. The severe underperformance of the Japanese market has had the dubious benefit of improving Japan's valuations — equities are trading back at 15 times forward earnings while multiples in most other markets are higher. The yen is at 20-year lows, which dramatically increases Japan's export competitiveness. A clear bottoming of the U.S. economy should kick-start the Japanese market, but a significant, absolute and relative market move may not be forthcoming until after the July elections. We believe the reflation story is alive but temporarily postponed by a slide back into mild deflation, a lack of clear government policy, corporate fatigue with restructuring, and a populace focusing on inequality. We have been spending considerable time looking into Japanese sectors, trying to position the Fund's portfolio for an initially export-led, followed by a domestic-driven recovery.

Performance Analysis

Morgan Stanley International Fund underperformed the Morgan Stanley Capital International (MSCI) EAFE Index and outperformed the Lipper International Large-Cap Core Funds Index for the six months ended April 30, 2007, assuming no deduction of applicable sales charges.

Relative to the MSCI EAFE Index, the Fund's overweight allocation to the struggling Japanese market was a significant detractor over the period. However, the Fund benefited from overweights to Germany, Singapore and Hong Kong relative to the MSCI EAFE Index. Underweights to the U.K. and Spain relative to the index further added to returns. The Fund's exposure to emerging markets — with an average weight of about 7 percent of the portfolio for the review period — also contributed positively to returns as these markets outperformed their developed counterparts

There is no guarantee that any sectors mentioned will continue to perform as discussed herein or that securities in such sectors will be held by the Fund in the future.

TOP 10 HOLDINGS
Toyota Motor Corp.	1.7%
Nestle S.A. (Registered Shares)	1.2
BP PLC	1.2
Siemens AG (Registered Shares)	1.1
E.ON AG	1.1
Allianz SE (Registered Shares)	1.0
UBS AG (Registered Shares)	1.0
Total S.A.	1.0
Credit Suisse Group (Registered Shares)	0.9
Deutsche Bank AG (Registered Shares)	0.9
TOP FIVE COUNTRIES
Japan	23.0%
United Kingdom	16.1
Germany	11.2
France	7.2
Switzerland	6.7

Data as of April 30, 2007. Subject to change daily. All percentages for top 10 holdings and top five countries are as a percentage of net assets. These data are provided for informational purposes only and should not be deemed a recommendation to buy or sell the securities mentioned. Morgan Stanley is a full-service securities firm engaged in securities trading and brokerage activities, investment banking, research and analysis, financing and financial advisory services.

Investment Strategy

The Fund will normally invest at least 65 percent of its assets in a diversified portfolio of international common stocks and other equity securities. The Fund's "Investment Adviser," Morgan Stanley Investment Advisors Inc., uses a "top-down" approach that emphasizes country and sector selection and weightings over individual stock selection.

For More Information About Portfolio Holdings

Each Morgan Stanley fund provides a complete schedule of portfolio holdings in its semiannual and annual reports within 60 days of the end of the fund's second and fourth fiscal quarters. The semiannual reports and the annual reports are filed electronically with the Securities and Exchange Commission (SEC) on Form N-CSRS and Form N-CSR, respectively. Morgan Stanley also delivers the semiannual and annual reports to fund shareholders and makes these reports available on its public web site, www.morganstanley.com. Each Morgan Stanley fund also files a complete schedule of portfolio holdings with the SEC for the fund's first and third fiscal quarters on Form N-Q. Morgan Stanley does not deliver the reports for the first and third fiscal quarters to shareholders, nor are the reports posted to the Morgan Stanley public web site. You may, however, obtain the Form N-Q filings (as well as the Form N-CSR and N-CSRS filings) by accessing the SEC's web site, http://www.sec.gov. You may also review and copy them at the SEC's public reference room in Washington, DC. Information on the operation of the SEC's public reference room may be obtained by calling the SEC at (800) SEC-0330. You can also request copies of these materials, upon payment of a duplicating fee, by electronic request at the SEC's e-mail address (publicinfo@sec.gov) or by writing the public reference section of the SEC, Washington, DC 20549-0102.

Proxy Voting Policy and Procedures and Proxy Voting Record

You may obtain a copy of the Fund's Proxy Voting Policy and Procedures without charge, upon request, by calling toll free (800) 869-NEWS or by visiting the Mutual Fund Center on our Web site at www.morganstanley.com. It is also available on the Securities and Exchange Commission's Web site at http://www.sec.gov.

You may obtain information regarding how the Fund voted proxies relating to portfolio securities during the most recent twelve-month period ended June 30 without charge by visiting the Mutual Fund Center on our Web site at www.morganstanley.com. This information is also available on the Securities and Exchange Commission's Web site at http://www.sec.gov.

Householding Notice

To reduce printing and mailing costs, the Fund attempts to eliminate duplicate mailings to the same address. The Fund delivers a single copy of certain shareholder documents, including shareholder reports, prospectuses and proxy materials, to investors with the same last name who reside at the same address. Your participation in this program will continue for an unlimited period of time unless you instruct us otherwise. You can request multiple copies of these documents by calling (800) 350-6414, 8:00 a.m. to 8:00 p.m., ET. Once our Customer Service Center has received your instructions, we will begin sending individual copies for each account within 30 days.

Performance Summary

Average Annual Total Returns—Period Ended April 30, 2007
Symbol	Class A Shares* (since 06/28/99) INLAX		Class B Shares** (since 06/28/99) INLBX		Class C Shares† (since 06/28/99) INLCX		Class D Shares†† (since 06/28/99) INLDX
1 Year	16.63% 10.50	[3] [4]	15.50% 10.50	[3] [4]	15.53% 14.53	[3] [4]	16.68% —	[3]
5 Years	14.56 13.33	[3] [4]	13.65 13.41	[3] [4]	13.67 13.67	[3] [4]	14.79 —	[3]
Since Inception	7.00 6.27	[3] [4]	6.15 6.15	[3] [4]	6.18 6.18	[3] [4]	7.21 —	[3]

Performance data quoted represents past performance, which is no guarantee of future results and current performance may be lower or higher than the figures shown. For most recent month-end performance figures, please visit www.morganstanley.com or speak with your Financial Advisor. Investment returns and principal value will fluctuate and fund shares, when redeemed, may be worth more or less than their original cost. The table does not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares. Performance for Class A, Class B, Class C, and Class D shares will vary due to differences in sales charges and expenses.

*  The maximum front-end sales charge for Class A is 5.25%.

**  The maximum contingent deferred sales charge (CDSC) for Class B is 5.0%. The CDSC declines to 0% after six years.

†  The maximum contingent deferred sales charge for Class C is 1.0% for shares redeemed within one year of purchase.

††  Class D has no sales charge.

(1)  The Morgan Stanley Capital International (MSCI) EAFE Index (Europe, Australasia, Far East) is a free float-adjusted market capitalization index that is designed to measure developed market equity performance, excluding the United States & Canada. The term "free float" represents the portion of shares outstanding that are deemed to be available for purchase in the public equity markets by investors. The MSCI EAFE Index consists of the following 21 developed market country indices: Australia, Austria, Belgium, Denmark, Finland, France, Germany, Greece, Hong Kong, Ireland, Italy, Japan, the Netherlands, New Zealand, Norway, Portugal, Singapore, Spain, Sweden, Switzerland and the United Kingdom. The performance of the Index is listed in U.S. dollars and assumes reinvestment of net dividends. "Net dividends" reflects a reduction in dividends after taking into account withholding of taxes by certain foreign countries represented in the Index. The Index is unmanaged and its returns do not include any sales charges or fees. Such costs would lower performance. It is not possible to invest directly in an index.

(2)  The Lipper International Large-Cap Core Funds Index is an equally weighted performance index of the largest qualifying funds (based on net assets) in the Lipper International Large-Cap Core Funds classification. The Index, which is adjusted for capital gains distributions and income dividends, is unmanaged and should not be considered an investment. There are currently 30 funds represented in this Index. The Fund is in the Lipper International Large-Cap Core Funds classification as of the date of this report.

(3)  Figure shown assumes reinvestment of all distributions and does not reflect the deduction of any sales charges.

(4)  Figure shown assumes reinvestment of all distributions and the deduction of the maximum applicable sales charge. See the Fund's current prospectus for complete details on fees and sales charges.

Expense Example

As a shareholder of the Fund, you incur two types of costs: (1) transaction costs, including sales charges (loads) on purchase payments and redemption fees; and (2) ongoing costs, including advisory fees; distribution and service (12b-1) fees; and other Fund expenses. This example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period 11/01/06 – 04/30/07.

Actual Expenses

The first line of the table below provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line under the heading entitled "Expenses Paid During Period" to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes

The second line of the table below provides information about hypothetical expenses based on the Fund's actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund's actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing cost of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as sales charges (loads) and redemption fees. Therefore, the second line of the table is useful in comparing ongoing costs, and will not help you determine the relative total cost of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

	Beginning Account Value	Ending Account Value	Expenses Paid During Period*
	11/01/06	04/30/07	11/01/06 – 04/30/07
Class A
Actual (15.03% return)	$1,000.00	$1,150.30	$7.25
Hypothetical (5% annual return before expenses)	$1,000.00	$1,018.05	$6.80
Class B
Actual (14.34% return)	$1,000.00	$1,143.40	$11.21
Hypothetical (5% annual return before expenses)	$1,000.00	$1,014.33	$10.54
Class C
Actual (14.37% return)	$1,000.00	$1,143.70	$11.16
Hypothetical (5% annual return before expenses)	$1,000.00	$1,014.38	$10.49
Class D
Actual (14.92% return)	$1,000.00	$1,149.20	$5.92
Hypothetical (5% annual return before expenses)	$1,000.00	$1,019.29	$5.56

*  Expenses are equal to the Fund's annualized expense ratios of 1.36%, 2.11%, 2.10% and 1.11% for Class A, Class B, Class C and Class D shares, respectively, multiplied by the average account value over the period, multiplied by 181/365 (to reflect the one-half year period).

Investment Advisory Agreement Approval

Nature, Extent and Quality of Services

The Board reviewed and considered the nature and extent of the investment advisory services provided by the Investment Adviser under the Advisory Agreement, including portfolio management, investment research and equity and fixed income securities trading. The Board also reviewed and considered the nature and extent of the non-advisory, administrative services provided by the Fund's Administrator under the Administration Agreement, including accounting, clerical, bookkeeping, compliance, business management and planning, and the provision of supplies, office space and utilities at the Investment Adviser's expense. (The Investment Adviser and the Administrator together are referred to as the "Adviser" and the Advisory and Administration Agreements together are referred to as the "Management Agreement.") The Board also compared the nature of the services provided by the Adviser with similar services provided by non-affiliated advisers as reported to the Board by Lipper Inc. ("Lipper").

The Board reviewed and considered the qualifications of the portfolio managers, the senior administrative managers and other key personnel of the Adviser who provide the administrative and advisory services to the Fund. The Board determined that the Adviser's portfolio managers and key personnel are well qualified by education and/or training and experience to perform the services in an efficient and professional manner. The Board concluded that the nature and extent of the advisory and administrative services provided were necessary and appropriate for the conduct of the business and investment activities of the Fund. The Board also concluded that the overall quality of the advisory and administrative services was satisfactory.

Performance Relative to Comparable Funds Managed by Other Advisers

On a regular basis, the Board reviews the performance of all funds in the Morgan Stanley Fund Complex, including the Fund, compared to their peers, paying specific attention to the underperforming funds. In addition, the Board specifically reviewed the Fund's performance for the one-, three- and five-year periods ended November 30, 2006, as shown in a report provided by Lipper (the "Lipper Report"), compared to the performance of comparable funds selected by Lipper (the "performance peer group"). The Board also discussed with the Adviser the performance goals and the actual results achieved in managing the Fund. The Board concluded that the Fund's performance was competitive with that of its performance peer group.

Fees Relative to Other Proprietary Funds Managed by the Adviser with Comparable Investment Strategies

The Board reviewed the advisory and administrative fee (together, the "management fee") rate paid by the Fund under the Management Agreement. The Board noted that the management fee rate was comparable to the management fee rates charged by the Adviser to other proprietary funds it manages with investment strategies comparable to those of the Fund.

Fees and Expenses Relative to Comparable Funds Managed by Other Advisers

The Board reviewed the management fee rate and total expense ratio of the Fund as compared to the average management fee rate and average total expense ratio for funds, selected by Lipper (the "expense peer group"), managed by other advisers with investment strategies comparable to those of the Fund, as shown in the Lipper Report. The Board concluded that the Fund's management fee rate and total expense ratio were competitive with those of its expense peer group.

Breakpoints and Economies of Scale

The Board reviewed the structure of the Fund's management fee schedule under the Management Agreement and noted that it includes a breakpoint in the management fee schedule. The Board also reviewed the level of the Fund's management fee and noted that the fee, as a percentage of the Fund's net assets, would decrease as net assets increase because of the breakpoint. The Board concluded that the Fund's management fee would reflect economies of scale as assets increase.

Profitability of the Adviser and Affiliates

The Board considered information concerning the costs incurred and profits realized by the Adviser and affiliates during the last year from their relationship with the Fund and during the last two years from their relationship with the Morgan Stanley Fund Complex and reviewed with the Adviser the cost allocation methodology used to determine the profitability of the Adviser and affiliates. Based on its review of the information it received, the Board concluded that the profits earned by the Adviser and affiliates were not excessive in light of the advisory, administrative and other services provided to the Fund.

Fall-Out Benefits

The Board considered so-called "fall-out benefits" derived by the Adviser and affiliates from their relationship with the Fund and the Morgan Stanley Fund Complex, such as sales charges on sales of Class A shares and "float" benefits derived from handling of checks for purchases and sales of Fund shares, through a broker-dealer affiliate of the Adviser and "soft dollar" benefits (discussed in the next section). The Board also considered that a broker-dealer affiliate of the Adviser receives from the Fund 12b-1 fees for distribution and shareholder services. The Board also considered that an affiliate of the Adviser, through a joint venture, receives revenue in connection with trading done on behalf of the Fund through an electronic trading system network ("ECN"). The Board concluded that the float benefits and the above-referenced ECN-related revenue were relatively small and that the sales charges and 12b-1 fees were competitive with those of other broker-dealers.

Soft Dollar Benefits

The Board considered whether the Adviser realizes any benefits as a result of brokerage transactions executed through "soft dollar" arrangements. Under such arrangements, brokerage commissions paid by the Fund and/or other funds managed by the Adviser would be used to pay for research that a securities broker obtains from third parties, or to pay for both research and execution services from securities brokers who effect transactions for the Fund. The Board recognized that the receipt of such research from brokers may reduce the Adviser's costs, but concluded that the receipt of such research strengthens the investment management resources of the Adviser, which may ultimately benefit the Fund and other funds in the Morgan Stanley Fund Complex.

Adviser Financially Sound and Financially Capable of Meeting the Fund's Needs

The Board considered whether the Adviser is financially sound and has the resources necessary to perform its obligations under the Management Agreement. The Board concluded that the Adviser has the financial resources necessary to fulfill its obligations under the Management Agreement.

Historical Relationship Between the Fund and the Adviser

The Board also reviewed and considered the historical relationship between the Fund and the Adviser, including the organizational structure of the Adviser, the policies and procedures formulated and adopted by the Adviser for managing the Fund's operations and the Board's confidence in the competence and integrity of the senior managers and key personnel of the Adviser. The Board concluded that it is beneficial for the Fund to continue its relationship with the Adviser.

Other Factors and Current Trends

The Board considered the controls and procedures adopted and implemented by the Adviser and monitored by the Fund's Chief Compliance Officer and concluded that the conduct of business by the Adviser indicates a good faith effort on its part to adhere to high ethical standards in the conduct of the Fund's business.

General Conclusion

After considering and weighing all of the above factors, the Board concluded that it would be in the best interest of the Fund and its shareholders to approve renewal of the Management Agreement for another year.

Morgan Stanley International Fund

Portfolio of Investments  ■  April 30, 2007 (unaudited)

NUMBER OF SHARES		VALUE
	Common Stocks (94.9%)
	Australia # (3.8%)
	Aluminum
28,830	Alumina Ltd. (a)	$169,923
	Beverages: Alcoholic
28,866	Foster's Group Ltd.	152,229
	Beverages: Non-Alcoholic
7,548	Coca-Cola Amatil Ltd. (a)	59,192
	Biotechnology
1,359	CSL Ltd.	97,900
	Building Products
28,356	CSR Ltd. (a)	85,590
	Casino/Gaming
5,726	TABCORP Holdings Ltd. (a)	85,731
	Chemicals: Major Diversified
7,116	Orica Ltd. (a)	186,018
	Construction Materials
14,815	Boral Ltd. (a)	102,896
11,841	James Hardie Industries NV (CDI) (a)	86,627
23,685	Rinker Group Ltd.	366,148
		555,671
	Containers/Packaging
22,378	Amcor Ltd. (a)	137,741
	Engineering & Construction
3,397	Leighton Holdings Ltd. (a)	96,997
	Financial Conglomerates
2,956	Macquarie Bank Ltd. (a)	210,932
7,797	Suncorp-Metway Ltd.	138,182
		349,114
	Food Retail
15,190	Coles Group Ltd. (a)	216,706
14,840	Woolworths Ltd.	347,107
		563,813

NUMBER OF SHARES		VALUE
	Gas Distributors
6,568	AGL Energy Ltd. (a)	$83,417
3,785	Alinta Ltd.	46,901
83,483	Origin Energy Ltd.	627,342
		757,660
	Hospital/Nursing Management
13,440	Symbion Health Ltd.	45,593
	Industrial Conglomerates
2,777	Ansell Ltd. (a)	25,602
5,443	Wesfarmers Ltd. (a)	176,139
		201,741
	Investment Managers
18,805	AMP Ltd. (a)	166,788
	Investment Trusts/ Mutual Funds
32,909	Macquarie Infrastructure Group (Stapled Securities)**	103,055
	Major Banks
20,480	Australia and New Zealand Banking Group Ltd.	519,789
16,927	Commonwealth Bank of Australia	738,681
22,665	National Australia Bank Ltd. (a)	805,837
23,934	Westpac Banking Corp.	535,171
		2,599,478
	Major Telecommunications
30,491	Telstra Corp., Ltd.	117,724
	Medical/Nursing Services
2,044	Sonic Healthcare Ltd. (a)	24,144
	Miscellaneous Commercial Services
13,997	Brambles Ltd. (a)*	152,687
	Multi-Line Insurance
24,017	Insurance Australia Group Ltd. (a)	119,124

See Notes to Financial Statements

Morgan Stanley International Fund

Portfolio of Investments  ■  April 30, 2007 (unaudited) continued

NUMBER OF SHARES		VALUE
	Oil & Gas Production
61,311	Santos Ltd. (a)	$570,140
34,283	Woodside Petroleum Ltd.	1,115,146
		1,685,286
	Oil Refining/Marketing
11,640	Caltex Australia Ltd.	233,262
	Other Metals/Minerals
89,284	BHP Billiton Ltd.	2,180,785
7,742	Rio Tinto Ltd. (a)	527,569
		2,708,354
	Other Transportation
14,252	Sydney Roads Group (Stapled Securities)** (a)	16,899
8,911	Transurban Group (Stapled Securities)**	59,387
		76,286
	Precious Metals
8,257	Newcrest Mining Ltd. (a)	158,013
	Property - Casualty Insurers
9,826	QBE Insurance Group Ltd.	249,443
	Publishing: Newspapers
14,003	Fairfax Media Ltd.	60,491
	Pulp & Paper
12,093	PaperlinX Ltd.	38,914
	Real Estate Development
5,980	Lend Lease Corp., Ltd. (a)	98,464
	Real Estate Investment Trusts
1,340	Stockland (Stapled Securities)**	9,534
	Steel
19,414	BlueScope Steel Ltd.	192,591
14,054	OneSteel Ltd.	66,438
		259,029
	Trucking
5,327	Toll Holdings Ltd.	96,870
Total Australia		12,501,859

NUMBER OF SHARES		VALUE
	Austria # (1.5%)
	Building Products
3,590	Wienerberger AG	$257,674
	Containers/Packaging
255	Mayr-Melnhof Karton AG	59,634
	Electric Utilities
4,550	Oesterreichische Elektrizitaetswirtschafts AG (Verbund) (Class A)	234,039
	Industrial Machinery
416	Andritz AG	106,911
	Major Banks
1,872	Bank Austria Creditanstalt (a)	359,815
13,593	Erste Bank der oesterreichischen Sparkassen AG	1,090,458
3,325	Raiffeisen International Bank-Holding AG	457,632
		1,907,905
	Major Telecommunications
19,779	Telekom Austria AG	557,934
	Multi-Line Insurance
1,329	Wiener Staedtische Versicherung AG (a)	99,746
	Oil Refining/Marketing
9,704	OMV AG	614,396
	Other Transportation
625	Flughafen Wien AG	67,733
	Real Estate Development
20,208	Immofinanz Immobilien Anlagen AG*	328,389
6,631	Meinl European Land Ltd.*	192,144
		520,533
	Steel
2,136	Boehler-Uddeholm AG	209,666
4,336	voestalpine AG (a)	291,981
		501,647
Total Austria		4,928,152

See Notes to Financial Statements

Morgan Stanley International Fund

Portfolio of Investments  ■  April 30, 2007 (unaudited) continued

NUMBER OF SHARES		VALUE
	Belgium # (0.8%)
	Chemicals: Specialty
1,069	Solvay S.A.	$168,952
	Electronic Equipment/ Instruments
1,249	Agfa Gevaert NV	30,156
	Financial Conglomerates
26,769	Fortis	1,199,257
	Major Banks
15,105	Dexia S.A. (a)	491,762
2,077	KBC GROEP NV	274,250
		766,012
	Major Telecommunications
1,989	Belgacom S.A.	87,568
	Metal Fabrications
131	Bekaert NV	18,578
	Other Metals/Minerals
454	Umicore	90,963
	Pharmaceuticals: Other
1,779	UCB S.A.	105,792
Total Belgium		2,467,278
	Bermuda # (0.1%)
	Apparel/Footwear
7,000	Yue Yuen Industrial (Holdings) Ltd.	24,404
	Construction Materials
7,000	Cheung Kong Infrastructure Holdings Ltd.	25,040
	Electronic Equipment/ Instruments
550,921	China Water Affairs Group Ltd.*	293,648
	Marine Shipping
43,000	NWS Holdings Ltd.	109,356
Total Bermuda		452,448

NUMBER OF SHARES		VALUE
	Brazil (0.1%)
	Aerospace & Defense
4,422	Empresa Brasileira de Aeronautica S.A.	$52,698
	Beverages: Alcoholic
39,339	Companhia de Bebidas das Americas	22,952
	Other Transportation
15,000	Companhia de Concessoes Rodoviarias	235,737
	Steel
1,105	Arcelor Brasil S.A.	26,995
604	Companhia Siderurgica Nacional S.A.	26,393
		53,388
	Tobacco
1,200	Souza Cruz S.A.	26,528
Total Brazil		391,303
	Cayman Islands # (0.1%)
	Industrial Specialties
8,000	Kingboard Chemical Holdings Ltd.	37,174
	Major Telecommunications
16,000	Hutchison Telecommunications International Ltd.*	32,980
	Other Transportation
109,000	Hopewell Highway Infrastructure Ltd.	109,554
	Trucks/Construction/ Farm Machinery
71,000	China Infrastructure Machinery Holdings Ltd. (a)	134,933
Total Cayman Islands		314,641
	China # (1.2%)
	Airlines
94,000	Air China Ltd. (H Shares) (a)	63,600

See Notes to Financial Statements

Morgan Stanley International Fund

Portfolio of Investments  ■  April 30, 2007 (unaudited) continued

NUMBER OF SHARES		VALUE
	Aluminum
96,000	Aluminum Corp. of China Ltd. (H Shares)	$111,522
	Chemicals: Specialty
14,000	Sinopec Shanghai Petrochemical Co. Ltd. (H Shares)	7,985
	Coal
78,000	China Shenhua Energy Company Ltd. (H Shares)	193,451
50,000	Yanzhou Coal Mining Co., Ltd. (H Shares) (a)	51,588
		245,039
	Construction Materials
2,000	Anhui Conch Cement Company Ltd. (H Shares) (a)	8,054
	Electric Utilities
44,000	Datang International Power Generation Co., Ltd. (H Shares)	50,211
96,000	Huaneng Power International, Inc. (H Shares) (a)	97,299
		147,510
	Engineering & Construction
101,000	China Communications Construction Co., Ltd. (H Shares)*	130,496
	Environmental Services
139,000	Tianjin Capital Environmental Protection Co., Ltd. (H Shares)	58,038
	Industrial Machinery
18,000	Shanghai Electric Group Company Ltd. (H Shares)	7,675
	Integrated Oil
386,000	China Petroleum & Chemical Corp. (Singopec) (H Shares) (a)	337,049
364,000	PetroChina Co., Ltd. (H Shares)	408,621
		745,670

NUMBER OF SHARES		VALUE
	Life/Health Insurance
165,000	China Life Insurance Co., Ltd. (H Shares) (a)	$509,670
	Major Banks
503,000	Bank of China Ltd. (H Shares) (a)*	248,367
331,000	Bank of Communications Ltd. (H Shares) (a)	348,510
		596,877
	Major Telecommunications
368,000	China Telecom Corp. Ltd (H Shares)	174,130
	Marine Shipping
84,525	China Cosco Holdings Company Ltd. (H Shares)	76,279
38,963	China Shipping Development Co., Ltd. (H Shares)	73,028
		149,307
	Motor Vehicles
57,961	Dongfeng Motor Corporation (H Shares)*	30,729
	Multi-Line Insurance
30,000	Ping An Insurance (Group) Co. of China, Ltd. (H Shares)	159,152
	Other Metals/Minerals
34,000	Jiangxi Copper Co., Ltd. (H Shares) (a)	47,658
	Other Transportation
116,940	Anhui Expressway Co., Ltd. (H Shares)	92,288
229,000	Sichuan Expressway Co., Ltd. (H Shares)	52,762
14,000	Zhejiang Expressway Co., Ltd. (H Shares)	11,482
		156,532
	Precious Metals
90,000	Zijin Mining Group Co., Ltd. (H Shares) (a)	52,275
	Real Estate Development
23,600	Guangzhou R&F Properties Company Ltd. (H Shares)	56,631

See Notes to Financial Statements

Morgan Stanley International Fund

Portfolio of Investments  ■  April 30, 2007 (unaudited) continued

NUMBER OF SHARES		VALUE
	Regional Banks
962,314	China Construction Bank (H Shares)	$584,159
	Steel
4,000	Angang Steel Co., Ltd. (H Shares)	7,590
Total China		4,050,299
	Denmark # (0.6%)
	Biotechnology
1,350	Novozymes A/S (B Shares)	141,022
	Electrical Products
1,700	Vestas Wind Systems A/S*	109,821
	Major Banks
15,944	Danske Bank A/S	744,009
	Marine Shipping
41	A P Moller - Maersk A/S	463,902
	Pharmaceuticals: Major
3,800	Novo Nordisk A/S (Series B)	371,374
	Telecommunication Equipment
4,500	GN Store Nord A/S	51,566
	Trucking
225	DSV A/S	46,202
Total Denmark		1,927,896
	Egypt # (0.1%)
	Specialty Telecommunications
14,960	Orascom Telecom Holding	205,205
	Finland # (1.9%)
	Building Products
948	Uponor Oyj (a)	39,192
	Electric Utilities
10,453	Fortum Oyj (a)	322,958
	Engineering & Construction
2,578	Kone Oyj (B Shares) (a)	155,113
	Food Retail
9,810	Kesko Oyj (B Shares)	678,419

NUMBER OF SHARES		VALUE
	Industrial Machinery
7,088	Metso Oyj	$386,513
	Information Technology Services
5,020	TietoEnator Oyj (a)	158,153
	Marine Shipping
1,289	Cargotec Corp. (B Shares)	79,887
	Multi-Line Insurance
11,210	Sampo Oyj (A Shares)	348,838
	Oil Refining/Marketing
3,313	Neste Oil Oyj	117,406
	Other Metals/Minerals
6,478	Outokumpu Oyj (a)	214,533
	Pulp & Paper
19,556	Stora Enso Oyj (Registered Shares)	357,802
17,023	UPM-Kymmene Oyj (a)	419,387
		777,189
	Steel
2,962	Rautaruukki Oyj (a)	159,520
	Telecommunication Equipment
98,868	Nokia Oyj	2,499,984
	Trucks/Construction/ Farm Machinery
1,518	Wartsila Oyj (B Shares) (a)	101,158
Total Finland		6,038,863
	France # (7.2%)
	Advertising/Marketing Services
1,483	Publicis Groupe	70,565
	Aerospace & Defense
2,437	Thales S.A. (a)	147,784
290	Zodiac S.A. (a)	22,311
		170,095
	Apparel/Footwear
472	Hermes International	68,137
3,695	LVMH Moet Hennessy Louis Vuitton S.A. (a)	430,362
		498,499

See Notes to Financial Statements

Morgan Stanley International Fund

Portfolio of Investments  ■  April 30, 2007 (unaudited) continued

NUMBER OF SHARES		VALUE
	Auto Parts: O.E.M.
1,777	Valeo S.A. (a)	$101,576
	Automotive Aftermarket
1,604	Compagnie Generale des Etablissements Michelin (B Shares)	203,638
	Broadcasting
1,826	Societe Television Francaise 1	62,622
	Building Products
6,103	Compagnie de Saint-Gobain	649,344
	Chemicals: Major Diversified
1,055	Arkema*	63,065
	Chemicals: Specialty
2,167	Air Liquide S.A. (a)	537,295
	Construction Materials
687	Imerys S.A. (a)	65,418
3,657	Lafarge S.A. (a)	591,545
		656,963
	Data Processing Services
474	Atos Origin S.A.*	33,961
	Department Stores
951	PPR	164,911
	Electric Utilities
2,172	Suez S.A. (Brussels Exchange)	123,391
13,482	Suez S.A. (Paris Exchange) (a)	765,014
		888,405
	Electrical Products
4,238	Schneider Electric S.A. (a)	597,173
	Electronics/Appliances
3,682	Thomson	71,133
	Engineering & Construction
5,288	Bouygues S.A.	420,314
2,794	Vinci S.A.	448,326
		868,640
	Food Distributors
2,570	Sodexho Alliance S.A.	203,601

NUMBER OF SHARES		VALUE
	Food Retail
8,710	Carrefour S.A. (a)	$667,574
1,148	Casino Guichard- Perrachon S.A.	123,024
		790,598
	Food: Major Diversified
3,768	Groupe Danone	617,237
	Hotels/Resorts/Cruiselines
4,992	Accor S.A. (a)	469,157
	Industrial Conglomerates
4,597	Alstom*	681,956
	Information Technology Services
2,833	Cap Gemini S.A. (a)	213,704
	Integrated Oil
42,244	Total S.A. (a)	3,119,742
	Internet Software/Services
1,116	Business Objects S.A.*	41,949
	Life/Health Insurance
1,863	CNP Assurances	237,457
	Major Banks
20,034	BNP Paribas	2,319,201
7,901	Societe Generale	1,672,734
		3,991,935
	Major Telecommunications
27,639	France Telecom S.A.	805,923
	Media Conglomerates
13,317	Vivendi (a)	549,035
	Medical Specialties
812	Essilor International S.A.	97,695
	Motor Vehicles
1,825	PSA Peugeot Citroen (a)	147,995
1,879	Renault S.A.	243,838
		391,833
	Multi-Line Insurance
44,694	Axa	2,043,410

See Notes to Financial Statements

Morgan Stanley International Fund

Portfolio of Investments  ■  April 30, 2007 (unaudited) continued

NUMBER OF SHARES		VALUE
	Office Equipment/Supplies
805	Neopost S.A.	$116,557
	Oilfield Services/Equipment
527	Technip S.A.	38,903
	Other Consumer Specialties
302	Societe BIC S.A.	22,049
	Packaged Software
1,040	Dassault Systemes S.A.	61,749
	Pharmaceuticals: Major
15,681	Sanofi-Aventis (a)	1,440,310
	Publishing: Books/Magazines
2,131	Lagardere S.C.A. (a)	167,185
	Real Estate Development
1,082	Gecina S.A.	204,256
912	Klepierre	174,723
1,475	Unibail	407,072
		786,051
	Regional Banks
9,159	Credit Agricole S.A. (a)	384,408
	Telecommunication Equipment
28,669	Alcatel-Lucent	379,796
1,681	Safran S.A. (a)	40,622
		420,418
	Water Utilities
2,919	Veolia Environnement (a)	241,092
Total France		23,571,839
	Germany # (10.8%)
	Air Freight/Couriers
26,690	Deutsche Post AG (Registered Shares)	921,527
	Airlines
8,408	Deutsche Lufthansa AG (Registered Shares)	252,706
	Apparel/Footwear
7,660	Adidas AG (a)	457,418
470	Puma AG	213,120
		670,538

NUMBER OF SHARES		VALUE
	Auto Parts: O.E.M.
4,830	Continental AG (a)	$673,857
	Chemicals: Major Diversified
17,269	BASF AG	2,049,894
16,061	Bayer AG	1,100,887
		3,150,781
	Chemicals: Specialty
2,478	Linde AG	277,912
	Department Stores
3,393	KarstadtQuelle AG*	131,135
5,306	Metro AG	410,079
		541,214
	Electric Utilities
23,034	E.ON AG	3,468,020
15,416	RWE AG (a)	1,630,267
		5,098,287
	Engineering & Construction
2,143	Hochtief AG	225,021
	Financial Conglomerates
11,726	Depfa Bank PLC	218,206
4,981	Hypo Real Estate Holding AG (a)	333,430
		551,636
	Food: Specialty/Candy
3,010	Suedzucker AG	61,815
	Hotels/Resorts/Cruiselines
7,209	TUI AG	198,456
	Household/Personal Care
2,004	Beiersdorf AG	144,148
	Industrial Conglomerates
5,774	MAN AG	773,034
29,943	Siemens AG (Registered Shares)	3,616,929
13,537	ThyssenKrupp AG	729,393
		5,119,356

See Notes to Financial Statements

Morgan Stanley International Fund

Portfolio of Investments  ■  April 30, 2007 (unaudited) continued

NUMBER OF SHARES		VALUE
	Industrial Machinery
2,050	Heidelberger Druckmaschinen AG (a)	$96,866
	Investment Banks/Brokers
3,776	Deutsche Boerse AG	889,133
	Major Banks
21,868	Commerzbank AG (a)	1,094,502
18,373	Deutsche Bank AG (Registered Shares)	2,831,516
2,014	Deutsche Postbank AG (a)	197,335
		4,123,353
	Major Telecommunications
106,221	Deutsche Telekom AG (Registered Shares) (a)	1,936,349
	Medical Distributors
3,092	Celesio AG	221,773
	Medical/Nursing Services
2,372	Fresenius Medical Care AG & Co. KGaA	357,393
	Motor Vehicles
30,265	DaimlerChrysler AG (Registered Shares)	2,465,817
5,865	Volkswagen AG (a)	890,729
		3,356,546
	Multi-Line Insurance
14,493	Allianz SE (Registered Shares)	3,288,560
7,277	Muenchener Rueckversicherungs- Gesellschaft AG (Registered Shares) (a)	1,293,319
		4,581,879
	Packaged Software
33,154	SAP AG	1,598,776
	Pharmaceuticals: Major
1,560	Merck KGaA	207,756
	Pharmaceuticals: Other
2,418	Altana AG (a)	179,825
	Total Germany	35,436,903

NUMBER OF SHARES		VALUE
	Greece # (0.5%)
	Casino/Gaming
6,990	Greek Organisation of Football Prognostics S.A.	$264,082
	Construction Materials
1,850	Titan Cement Company S. A.	105,168
	Major Banks
7,800	Bank of Cyprus Public Co., Ltd.	122,807
8,821	National Bank of Greece S.A.	492,147
		614,954
	Regional Banks
9,713	Alpha Bank A.E.	294,946
4,879	EFG Eurobank Ergasias	202,552
		497,498
Total Greece		1,481,702
	Hong Kong # (1.0%)
	Airlines
12,000	Cathay Pacific Airways Ltd.	30,952
	Apparel/Footwear Retail
11,100	Esprit Holdings Ltd.	134,331
	Broadcasting
4,000	Television Broadcasts Ltd.	26,457
	Electric Utilities
19,804	CLP Holdings Ltd.	144,656
16,000	Hongkong Electric Holdings Ltd. (a)	80,112
		224,768
	Engineering & Construction
186,000	China Overseas Land & Investment Ltd.	226,333
8,000	Hopewell Holdings Ltd.	35,177
27,966	New World Development Co., Ltd.	65,705
		327,215
	Financial Conglomerates
15,020	Wharf (Holdings) Ltd. (The)	55,337

See Notes to Financial Statements

Morgan Stanley International Fund

Portfolio of Investments  ■  April 30, 2007 (unaudited) continued

NUMBER OF SHARES		VALUE
	Gas Distributors
44,495	Hong Kong & China Gas Co., Ltd.	$105,904
	Hotels/Resorts/Cruiselines
12,713	Shangri-La Asia Ltd.	31,028
	Industrial Conglomerates
464,000	Guangdong Investment Ltd.	249,039
24,926	Hutchison Whampoa Ltd.	239,765
10,500	Swire Pacific Ltd. (Class A)	119,971
		608,775
	Investment Banks/Brokers
12,000	Hong Kong Exchanges & Clearing Ltd.	114,255
	Major Banks
18,596	Bank of East Asia, Ltd. (The)	113,897
43,000	BOC Hong Kong (Holdings) Ltd.	105,374
8,400	Hang Seng Bank Ltd.	118,026
		337,297
	Major Telecommunications
43,637	PCCW Ltd.	26,796
	Miscellaneous Manufacturing
18,523	Johnson Electric Holdings Ltd.	11,218
	Other Transportation
48,000	Cosco Pacific Ltd.	115,699
	Railroads
16,556	MTR Corp., Ltd.	40,563
	Real Estate Development
18,000	Cheung Kong (Holdings) Ltd.	232,796
22,000	Hang Lung Properties Ltd.	65,382
8,000	Henderson Land Development Co., Ltd.	47,906
7,320	Hysan Development Co., Ltd.	19,410
5,172	Kerry Properties Ltd.	25,767

NUMBER OF SHARES		VALUE
14,728	Sino Land Co., Ltd.	$30,837
15,000	Sun Hung Kai Properties Ltd.	175,576
		597,674
	Real Estate Investment Trusts
19,500	Link REIT (The)	44,342
	Tools/Hardware
11,000	Techtronic Industries Co., Ltd.	14,590
	Wholesale Distributors
21,220	Li & Fung Ltd.	65,325
	Wireless Telecommunications
54,500	China Mobile Ltd.	492,266
Total Hong Kong		3,404,792
	India # (1.0%)
	Aluminum
6,300	Hindalco Industries Ltd.	22,283
	Broadcasting
1,090	Zee News Ltd.*	1,061
	Cable/Satellite TV
1,386	Dish TV India Ltd.*	3,649
1,205	Wire and Wireless India Ltd.*	2,432
		6,081
	Construction Materials
345	ACC Limited	7,122
427	Grasim Industries Ltd.	25,545
5,900	Ambuja Cements Ltd.	16,953
		49,620
	Electric Utilities
706	Reliance Energy Ltd.	8,674
	Electrical Products
181	Asea Brown Boveri India Ltd	17,922
4,488	Bharat Heavy Electricals Ltd.	270,875
		288,797
	Engineering & Construction
23,500	IVRCL Infracstructures and Projects Ltd.	181,147
31,200	Unitech Ltd.	319,848
		500,995

See Notes to Financial Statements

Morgan Stanley International Fund

Portfolio of Investments  ■  April 30, 2007 (unaudited) continued

NUMBER OF SHARES		VALUE
	Finance/Rental/Leasing
2,128	Housing Development Finance Corp., Ltd.	$85,492
	Financial Publishing/Services
212	I-Flex Solutions Ltd.	12,957
	Gas Distributors
3,023	Gail India Ltd.	21,694
	Household/Personal Care
9,522	Hindustan Lever Ltd.	46,062
	Information Technology Services
4,602	Infosys Technologies Ltd.	229,094
5,403	Satyam Computer Services Ltd.	61,945
1,495	Tata Consultancy Services Ltd.	45,880
2,332	Wipro Ltd.	32,350
		369,269
	Major Telecommunications
26,217	Bharti Airtel Limited*	515,746
8,000	Reliance Communications Ltd.*	92,740
		608,486
	Metal Fabrications
1,160	Bharat Forge Ltd.	9,080
	Motor Vehicles
362	Bajaj Auto Ltd	21,457
961	Hero Honda Motors Ltd.	16,000
1,208	Mahindra & Mahindra Ltd.	22,756
819	Maruti Udyog Ltd	15,951
		76,164
	Movies/Entertainment
2,411	Zee Entertainment Enterprises Ltd.	17,025
	Oil & Gas Production
2,829	Oil & Natural Gas Corp., Ltd.	62,736
	Oil Refining/Marketing
7,511	Reliance Industries Ltd.	282,546

NUMBER OF SHARES		VALUE
	Pharmaceuticals: Generic Drugs
1,186	Dr. Reddy's Laboratories Ltd.	$20,394
	Pharmaceuticals: Major
552	Sun Pharma Advanced Research Co., Ltd.*	1,121
552	Sun Pharmaceuticals Industries Ltd.	13,734
		14,855
	Pharmaceuticals: Other
2,157	Cipla Ltd.	11,032
220	Glaxosmithkline Pharmaceuticals Ltd.	6,220
716	Glenmark Pharmaceuticals Ltd.	11,434
1,751	Ranbaxy Laboratories Ltd.	15,723
		44,409
	Regional Banks
4,490	HDFC Bank Ltd.	111,507
1,800	ICICI Bank Ltd. (Sponsored ADR) (a)	73,656
7,294	ICICI Bank Ltd.	152,760
1,300	UTI Bank Limited	14,699
		352,622
	Specialty Telecommunications
2,216	Mahanagar Telephone Nigam Ltd.	7,957
	Steel
1,556	Tata Steel Ltd.	20,604
	Tobacco
12,800	ITC Ltd.	49,561
	Trucks/Construction/Farm Machinery
6,605	Larsen & Toubro Ltd.	271,794
2,236	Tata Motors Ltd.	40,702
		312,496
Total India		3,291,920

See Notes to Financial Statements

Morgan Stanley International Fund

Portfolio of Investments  ■  April 30, 2007 (unaudited) continued

NUMBER OF SHARES		VALUE
	Indonesia # (0.4%)
	Construction Materials
173,000	PT Indocement Tunggal Prakarsa Tbk	$107,351
	Major Telecommunications
328,000	PT Telekomunikasi Indonesia Tbk (Series B)	377,465
	Regional Banks
624,000	PT Bank Central Asia Tbk	360,712
270,500	PT Bank Mandiri	90,165
169,500	PT Bank Rakyat Indonesia	97,026
		547,903
	Trucks/Construction/Farm Machinery
421,000	PT United Tractors Tbk	361,602
Total Indonesia		1,394,321
	Ireland # (0.0%)
	Major Banks
3,300	Allied Irish Banks PLC	99,613
	Italy # (1.1%)
	Investment Banks/Brokers
637	Mediobanca S.p.A.	14,722
	Life/Health Insurance
21,277	Assicurazioni Generali S.p.A.	978,945
	Major Banks
6,615	Capitalia S.p.A. (a)	62,832
87,590	Intesa Sanpaolo	732,885
147,481	UniCredito Italiano S.p.A.	1,512,103
		2,307,820
	Regional Banks
4,928	Unione di Banche Italiane Scpa	148,984
Total Italy		3,450,471

NUMBER OF SHARES		VALUE
	Japan # (23.0%)
	Advertising/Marketing Services
1,250	Asatsu - DK Inc. (a)	$39,910
	Agricultural Commodities/ Milling
6,000	Nisshin Seifun Group Inc. (a)	64,724
	Air Freight/Couriers
26,500	Nippon Express Co., Ltd.	164,176
9,035	Yamato Holdings Co., Ltd. (a)	131,115
		295,291
	Airlines
27,000	Japan Airlines Corp. (a)*	52,915
	Apparel/Footwear
4,546	Onward Kashiyama Co., Ltd.	60,608
2,000	Wacoal Holdings Corp.	24,824
		85,432
	Apparel/Footwear Retail
2,600	Fast Retailing Co., Ltd. (a)	178,829
800	Shimamura Co., Ltd. (a)	87,437
		266,266
	Auto Parts: O.E.M.
20,600	Denso Corporation	728,012
7,059	NGK Spark Plug Co., Ltd.	124,212
2,400	Stanley Electric Co., Ltd.	47,608
3,050	Toyota Industries Corp. (a)	143,778
		1,043,610
	Automotive Aftermarket
28,200	Bridgestone Corp.	567,882
	Beverages: Alcoholic
12,300	Asahi Breweries, Ltd.	199,900
27,051	Kirin Brewery Co., Ltd.	407,236
8,000	Sapporo Holdings Ltd. (a)	56,844
5,000	Takara Holdings Inc. (a)	36,957
		700,937
	Beverages: Non-Alcoholic
1,700	ITO EN, Ltd. (a)	56,638

See Notes to Financial Statements

Morgan Stanley International Fund

Portfolio of Investments  ■  April 30, 2007 (unaudited) continued

NUMBER OF SHARES		VALUE
	Broadcasting
15	Fuji Television Network, Inc.	$35,142
3,300	Tokyo Broadcasting System, Inc. (a)	111,450
		146,592
	Building Products
7,462	JS Group Corp.	168,490
12,000	Nippon Sheet Glass Company, Ltd.	63,036
14,500	Toto Ltd. (a)	137,149
		368,675
	Chemicals: Agricultural
4,500	Nissan Chemical Industries, Ltd.	51,026
	Chemicals: Major Diversified
36,000	Asahi Kasei Corp.	252,527
24,500	Mitsubishi Chemical Holdings Corp.	197,099
		449,626
	Chemicals: Specialty
6,000	Daicel Chemical Industries, Ltd. (a)	40,313
21,588	Dainippon Ink & Chemicals, Corp. (a)	81,063
14,546	Denki Kagaku Kogyo Kabushiki Kaisha	63,235
4,608	JSR Corp.	103,183
8,000	Kaneka Corp.	73,090
10,556	Kuraray Co., Ltd. (a)	117,380
17,599	Mitsubishi Rayon Co., Ltd.	122,534
15,500	Mitsui Chemicals, Inc.	127,544
11,397	Shin-Etsu Chemical Co., Ltd.	737,358
18,000	Showa Denko K.K. (a)	59,021
5,000	Sumitomo Bakelite Co., Ltd.	35,374
40,000	Sumitomo Chemical Co., Ltd.	264,012
16,500	Tosoh Corp.	75,203
		1,899,310

NUMBER OF SHARES		VALUE
	Commercial Printing/Forms
12,000	Dai Nippon Printing Co., Ltd. (a)	$191,215
13,000	Toppan Printing Co., Ltd. (a)	132,082
		323,297
	Computer Processing Hardware
51,000	Fujitsu Ltd.	320,327
	Construction Materials
17,000	Taiheiyo Cement Corp.	72,551
	Containers/Packaging
5,817	Toyo Seikan Kaisha, Ltd.	115,742
	Department Stores
9,000	Daimaru, Inc. (The)	106,566
3,000	Hankyu Department Stores, Inc. (a)	26,530
6,014	Isetan Co., Ltd.	98,442
12,907	Marui Co., Ltd. (a)	153,160
13,716	Mitsukoshi, Ltd.	65,680
11,040	Takashimaya Co., Ltd.	129,673
		580,051
	Electric Utilities
13,200	Chubu Electric Power Co., Inc. (a)	423,408
20,200	Kansai Electric Power Co., Inc. (The)	563,386
7,800	Kyushu Electric Power Co., Inc.	219,385
15,100	Tohoku Electric Power Co., Inc. (a)	360,293
23,600	Tokyo Electric Power Co., Inc. (The)	782,477
		2,348,949
	Electrical Products
5,000	Fuji Electric Holdings Co., Ltd.	23,274
7,000	Fujikura Ltd.	44,906
18,500	Furukawa Electric Co., Ltd. (The)	113,107
800	Mabuchi Motor Co., Ltd.	49,741

See Notes to Financial Statements

Morgan Stanley International Fund

Portfolio of Investments  ■  April 30, 2007 (unaudited) continued

NUMBER OF SHARES		VALUE
9,000	Matsushita Electric Works, Ltd. (a)	$101,461
11,560	NGK Insulators, Ltd. (a)	250,928
3,004	Nidec Corp. (a)	190,005
20,200	Sumitomo Electric Industries, Ltd. (a)	286,444
1,100	Ushio Inc. (a)	21,553
		1,081,419
	Electronic Components
4,700	Alps Electric Co., Ltd. (a)	48,506
9,800	Citizen Holdings Co., Ltd. (a)	87,602
800	Hirose Electric Co., Ltd. (a)	97,318
11,400	Hoya Corp.	349,855
3,300	Ibiden Co., Ltd.	187,419
5,500	Murata Manufacturing Co., Ltd.	405,348
7,500	Nippon Electric Glass Co., Ltd. (a)	128,523
3,000	Taiyo Yuden Co., Ltd.	65,862
3,452	TDK Corp.	299,400
		1,669,833
	Electronic Equipment/ Instruments
28,104	Canon Inc.	1,570,979
1,047	Keyence Corp. (a)	232,974
12,530	Konica Minolta Holdings, Inc.*	171,756
4,500	Kyocera Corp. (a)	437,143
58,500	Matsushita Electric Industrial Co., Ltd.	1,130,686
63,552	Mitsubishi Electric Corp.	615,931
54,500	NEC Corp. (a)	288,769
15,000	Oki Electric Industry Co., Ltd. (a)	25,855
6,104	OMRON Corp.	163,426
17,432	Ricoh Co., Ltd.	382,211
3,300	Seiko Epson Corp.	99,971
78,026	Toshiba Corp. (a)	581,990
5,900	Yokogawa Electric Corp.	86,737
		5,788,428

NUMBER OF SHARES		VALUE
	Electronic Production Equipment
6,250	Advantest Corp. (a)	$277,499
6,800	Tokyo Electron Ltd.	471,543
		749,042
	Electronics/Appliance Stores
3,350	Yamada Denki Co., Ltd. (a)	308,612
	Electronics/Appliances
11,100	Casio Computer Co., Ltd.	223,768
12,600	FUJIFILM Holdings Corp.	516,576
9,000	Nikon Corp. (a)	206,379
5,104	Pioneer Corp.	65,130
50,000	Sanyo Electric Co., Ltd.*(a)	79,544
23,500	Sharp Corp.	430,046
20,696	Sony Corp. (a)	1,102,136
		2,623,579
	Engineering & Construction
6,000	Chiyoda Corp. (a)	137,784
5,000	Comsys Holdings Corp.	55,851
8,546	JGC Corp. (a)	131,149
39,000	Kajima Corp. (a)	192,229
26,571	Obayashi Corp.	167,427
8,000	Okumura Corp.	44,605
27,000	Shimizu Corp. (a)	167,401
37,000	Taisei Corp. (a)	127,677
		1,024,123
	Finance/Rental/Leasing
640	Acom Co., Ltd.	23,087
500	Aeon Credit Service Co., Ltd.	8,319
600	Aiful Corp. (a)	14,948
1,500	Credit Saison Co., Ltd.	42,667
850	Promise Co., Ltd.	25,570
1,040	Takefuji Corp.	34,902
		149,493
	Financial Conglomerates
279	Mizuho Financial Group, Inc.	1,680,706

See Notes to Financial Statements

Morgan Stanley International Fund

Portfolio of Investments  ■  April 30, 2007 (unaudited) continued

NUMBER OF SHARES		VALUE
	Food Retail
13,503	Aeon Co., Ltd.	$247,175
2,052	FamilyMart Co., Ltd. (a)	51,970
1,803	Lawson, Inc. (a)	66,439
21,800	Seven & I Holdings Co., Ltd.	628,027
		993,611
	Food: Meat/Fish/Dairy
8,000	Meiji Dairies Corp.	63,908
7,000	Nippon Meat Packers, Inc. (a)	85,252
3,600	Yakult Honsha Co., Ltd.	96,094
		245,254
	Food: Specialty/Candy
20,000	Ajinomoto Co., Inc.	245,678
4,500	Kikkoman Corp.	65,627
8,000	Meiji Seika Kaisha, Ltd.	37,989
2,550	Nissin Food Products Co., Ltd.	95,870
4,000	Yamazaki Baking Co., Ltd.	37,148
		482,312
	Gas Distributors
41,000	Osaka Gas Co., Ltd.	153,524
47,000	Tokyo Gas Co., Ltd.	235,342
		388,866
	Home Building
4,806	Daito Trust Construction Co., Ltd.	220,811
26,000	Daiwa House Industry Co., Ltd.	407,843
15,572	Sekisui Chemical Co., Ltd.	120,882
30,046	Sekisui House, Ltd.	444,036
		1,193,572
	Household/Personal Care
17,000	Kao Corp.	466,698
11,000	Shiseido Company, Ltd. (a)	236,087
1,400	Uni-Charm Corp.	82,545
		785,330
	Industrial Conglomerates
92,000	Hitachi, Ltd.	698,665
33,000	Kawasaki Heavy Industries, Ltd. (a)	131,792
		830,457

NUMBER OF SHARES		VALUE
	Industrial Machinery
9,053	Amada Co., Ltd.	$100,943
5,400	Daikin Industries, Ltd.	182,525
5,650	Fanuc Ltd.	552,769
32,530	Ishikawajima-Harima Heavy Industries Co., Ltd.	126,958
107,550	Mitsubishi Heavy Industries, Ltd. (a)	661,968
2,005	SMC Corp.	255,885
12,000	Sumitomo Heavy Industries, Ltd.	123,693
1,300	THK Co., Ltd.	31,758
		2,036,499
	Industrial Specialties
36,500	Asahi Glass Company, Ltd. (a)	490,776
5,900	Nitto Denko Corp. (a)	259,882
		750,658
	Information Technology Services
2,300	CSK Holdings Corp (a)	88,742
1,000	ITOCHU Techno-Solutions Corp.	45,510
18	Net One Systems Co., Ltd. (a)	18,851
4,000	Nomura Research Institute, Ltd.	106,655
44	NTT Data Corp.	215,880
270	OBIC Co., Ltd. (a)	50,070
25,700	SOFTBANK Corp.	553,443
1,100	TIS Inc. (a)	25,172
		1,104,323
	Internet Software/Services
30	Index Holdings (a)	10,188
527	Yahoo! Japan Corp.	182,739
		192,927
	Investment Banks/Brokers
35,000	Daiwa Securities Group Inc.	389,236
45	SBI E*TRADE Securities Co., Ltd. (a)	48,208
3,500	Matsui Securities Co., Ltd.	25,706
7,000	Mitsubishi UFJ Securities Co., Ltd.	73,601

See Notes to Financial Statements

Morgan Stanley International Fund

Portfolio of Investments  ■  April 30, 2007 (unaudited) continued

NUMBER OF SHARES		VALUE
50,150	Nomura Holdings, Inc.	$965,674
12,000	Shinko Securities Co., Ltd.	54,508
		1,556,933
	Life/Health Insurance
7,250	T&D Holdings, Inc.	459,431
	Major Banks
41,000	Bank of Yokohama, Ltd. (The)	300,282
24,000	Chiba Bank, Ltd. (The)	198,455
26,000	Joyo Bank, Ltd. (The) (a)	159,360
228	Mitsubishi UFJ Financial Group, Inc.	2,383,159
19,123	Mitsui Trust Holdings, Inc.	173,142
136	Resona Holdings, Inc. (a)	306,841
34,000	Shinsei Bank, Ltd.	146,145
21,000	Shizuoka Bank, Ltd. (The)	221,263
173	Sumitomo Mitsui Financial Group, Inc.	1,513,396
43,081	Sumitomo Trust & Banking Co., Ltd. (The)	420,562
		5,822,605
	Major Telecommunications
55	Nippon Telegraph & Telephone Corp.	273,653
	Marine Shipping
4,000	Mitsui O.S.K. Lines, Ltd.	50,351
33,015	Nippon Yusen Kabushiki Kaisha (a)	284,423
		334,774
	Medical Specialties
4,400	Olympus Corp.	153,678
5,850	Terumo Corp.	236,483
		390,161
	Metal Fabrications
12,000	Minebea Co., Ltd.	70,249
55,000	Mitsubishi Materials Corp.	266,600
33,604	Mitsui Mining & Smelting Co., Ltd.	162,068
20,553	NSK Ltd. (a)	198,997

NUMBER OF SHARES		VALUE
14,551	NTN Corp.	$120,946
		818,860
	Miscellaneous Commercial Services
7,585	Secom Co., Ltd. (a)	343,218
1,230	USS Co., Ltd.	77,496
		420,714
	Miscellaneous Manufacturing
11,527	Ebara Corp. (a)	59,251
2,700	Kurita Water Industries Ltd.	67,488
		126,739
	Motor Vehicles
58,009	Honda Motor Co., Ltd.	1,996,120
86,005	Nissan Motor Co., Ltd.	867,543
93,555	Toyota Motor Corp.	5,698,525
1,100	Yamaha Motor Co., Ltd.	29,051
		8,591,239
	Movies/Entertainment
1,800	Oriental Land Co., Ltd.	101,540
2,750	TOHO Co., Ltd.	53,900
		155,440
	Office Equipment/Supplies
2,500	Kokuyo Co., Ltd.	31,657
	Oil & Gas Production
16	INPEX Holdings Inc.	134,165
	Oil Refining/Marketing
46,000	Nippon Oil Corp.	353,177
5,600	Showa Shell Sekiyu K.K.	67,211
9,000	TonenGeneral Sekiyu K.K. (a)	96,828
		517,216
	Other Consumer Services
1,854	Benesse Corp.	69,017
	Other Metals/Minerals
17,095	Dowa Holdings, Co., Ltd.	159,133
14,000	Nippon Mining Holdings, Inc.	112,490
30,500	Sumitomo Metal Mining Co., Ltd. (a)	562,606
		834,229

See Notes to Financial Statements

Morgan Stanley International Fund

Portfolio of Investments  ■  April 30, 2007 (unaudited) continued

NUMBER OF SHARES		VALUE
	Other Transportation
3,000	Mitsubishi Logistics Corp.	$52,988
	Packaged Software
1,100	Fuji Soft Inc.	31,439
1,150	Oracle Corp. Japan (a)	52,058
3,200	Trend Micro Inc.	99,575
		183,072
	Personnel Services
1,100	Meitec Corp.	35,874
	Pharmaceuticals: Major
24,100	Takeda Pharmaceutical Co., Ltd.	1,561,899
	Pharmaceuticals: Other
14,500	Astellas Pharma Inc. (a)	632,629
7,706	Chugai Pharmaceutical Co., Ltd.	196,466
19,800	Daiichi Sankyo Co., Ltd.	590,159
6,803	Eisai Co., Ltd. (a)	323,245
9,032	Kyowa Hakko Kogyo Co., Ltd (a)	84,348
8,181	Shionogi & Co., Ltd. (a)	159,594
3,959	Taisho Pharmaceutical Co., Ltd. (a)	77,709
		2,064,150
	Property - Casualty Insurers
23,598	Millea Holdings, Inc.	873,630
38,000	Mitsui Sumitomo Insurance Co., Ltd.	472,335
26,000	Sompo Japan Insurance Inc. (a)	317,937
		1,663,902
	Pulp & Paper
30	Nippon Paper Group, Inc.	101,545
33,000	Oji Paper Co., Ltd. (a)	168,626
		270,171
	Railroads
43	Central Japan Railway Co.	472,661
104	East Japan Railway Co.	842,662

NUMBER OF SHARES		VALUE
12,500	Keihin Electric Express Railway Co., Ltd.	$95,768
8,000	Keio Corp.	56,252
48,550	Kintetsu Corp. (a)	144,757
26,500	Tobu Railway Co., Ltd. (a)	121,022
30,000	Tokyu Corp.	217,356
16	West Japan Railway Co.	72,384
		2,022,862
	Real Estate Development
3,700	Leopalace21 Corp.	121,437
34,000	Mitsubishi Estate Co., Ltd.	1,052,325
24,500	Mitsui Fudosan Co., Ltd.	715,292
11,500	Sumitomo Realty & Development Co., Ltd.	423,911
8,000	Tokyo Tatemono Co., Ltd.	111,816
		2,424,781
	Real Estate Investment Trusts
19	Japan Real Estate Investment Corp.	253,106
18	Japan Retail Fund Investment Corp.	180,436
23	Nippon Building Fund Inc. (a)	369,569
		803,111
	Recreational Products
3,100	Konami Corp.	81,857
3,408	Nintendo Co., Ltd.	1,060,044
3,050	Shimano Inc.	100,341
3,600	Yamaha Corp.	83,111
		1,325,353
	Regional Banks
11,000	77 Bank, Ltd. (The)	72,059
10,000	Bank of Kyoto, Ltd. (The)	115,514
20,000	Fukuoka Financial Group Inc.*	152,289
40,000	Hokuhoku Financial Group, Inc.	129,857
19,000	Nishi-Nippon City Bank, Ltd. (The)	81,468
		551,187

See Notes to Financial Statements

Morgan Stanley International Fund

Portfolio of Investments  ■  April 30, 2007 (unaudited) continued

NUMBER OF SHARES		VALUE
	Semiconductors
1,500	NEC Electronics Corp.*(a)	$36,714
4,405	Rohm Co., Ltd.	396,414
4,000	Sanken Electric Co., Ltd	35,982
		469,110
	Specialty Stores
2,200	Shimachu Co., Ltd.	59,582
5,000	UNY Co., Ltd.	59,787
		119,369
	Steel
10,000	JFE Holdings, Inc. (a)	542,945
51,000	Kobe Steel, Ltd.	179,942
131,108	Nippon Steel Corp. (a)	837,951
78,000	Sumitomo Metal Industries, Ltd. (a)	395,180
		1,956,018
	Telecommunication Equipment
2,000	Uniden Corp.	14,235
	Textiles
3,571	Nisshinbo Industries, Inc. (a)	46,282
25,608	Teijin Ltd.	132,112
36,000	Toray Industries, Inc.	247,462
		425,856
	Tobacco
118	Japan Tobacco Inc.	575,921
	Trucks/Construction/Farm Machinery
1,100	Hitachi Construction Machinery Co., Ltd.	34,317
33,100	Komatsu Ltd.	784,918
46,000	Kubota Corp.	433,601
		1,252,836
	Wholesale Distributors
41,051	ITOCHU Corp.	403,512
40,550	Marubeni Corp.	242,171
37,500	Mitsubishi Corp.	799,916
46,000	Mitsui & Co., Ltd.	819,994
27,400	Sumitomo Corp. (a)	465,814
		2,731,407

NUMBER OF SHARES		VALUE
	Wireless Telecommunications
72	NTT DoCoMo, Inc.	$122,819
Total Japan		75,092,549
	Malaysia # (0.1%)
	Engineering & Construction
96,500	IJM Corp Berhad	243,480
	Mexico (1.1%)
	Beverages: Alcoholic
10,300	Grupo Modelo, S.A. de C.V. (Series C)	53,133
	Beverages: Non-Alcoholic
4,000	Coca-Cola Femsa, S.A.B. de C.V. (Series L)	15,502
12,500	Fomento Economico Mexicano, S.A.B. de C.V. (Series UBD) (Units) †	134,503
		150,005
	Broadcasting
42,000	Grupo Televisa S.A. (Series CPO)	235,463
	Construction Materials
116,400	Cemex S.A.B. de C.V. (Series CPO) (Units) †*	378,246
	Discount Stores
74,423	Wal-Mart de Mexico S.A.B. de C.V. (Series V)	292,305
	Home Building
6,000	Urbi, Desarrollos Urbanos, S.A. de C.V.*	25,084
	Household/Personal Care
10,300	Kimberly-Clark de Mexico, S.A.B. de C.V. (A Shares)	46,120
	Industrial Conglomerates
6,600	Alfa, S.A.B. (Class A)	49,456
	Major Telecommunications
241,500	Telefonos de Mexico S.A. de C.V. (Series L)	413,567

See Notes to Financial Statements

Morgan Stanley International Fund

Portfolio of Investments  ■  April 30, 2007 (unaudited) continued

NUMBER OF SHARES		VALUE
	Miscellaneous Manufacturing
14,700	Grupo Carso S.A. de C.V. (Series A1)	$58,447
	Other Metals/Minerals
21,400	Grupo Mexico S.A.B. de C.V. (Series B)	115,379
	Real Estate Development
7,400	Corporacion GEO, S.A. de C.V. (Series B)*	40,634
	Regional Banks
99,900	Grupo Financiero Banorte S.A.B. de C.V. (O Shares)	434,634
	Wireless Telecommunications
521,300	America Movil S.A.B. de C.V. (Series L)	1,367,668
Total Mexico		3,660,141
	Netherlands # (3.6%)
	Aerospace & Defense
5,703	European Aeronautic Defence and Space Co. (a)	182,753
	Air Freight/Couriers
15,007	TNT NV (a)	676,214
	Beverages: Alcoholic
14,788	Heineken NV (a)	790,043
	Chemicals: Major Diversified
2,860	Koninklijke DSM NV (a)	136,378
	Electronic Equipment/ Instruments
2,632	Oce NV (a)	49,567
	Financial Conglomerates
44,549	ING Groep NV - CVA (Dutch Certificates) (a)	2,022,825
	Food: Major Diversified
43,958	Unilever NV - CVA (Dutch Certificates)	1,337,960

NUMBER OF SHARES		VALUE
	Industrial Conglomerates
19,724	Koninklijke (Royal) Philips Electronics NV (a)	$806,828
	Industrial Specialties
5,308	Akzo Nobel NV	424,259
	Life/Health Insurance
48,625	Aegon NV (a)	998,957
	Major Banks
44,347	ABN AMRO Holding NV	2,163,145
	Major Telecommunications
35,704	Koninklijke (Royal) KPN NV	604,913
	Medical Specialties
5,840	Qiagen N.V.*(a)	104,143
	Personnel Services
813	Vedior NV - CVA (Dutch Certificates)	21,554
	Publishing: Books/Magazines
9,141	Reed Elsevier NV (a)	171,552
4,949	Wolters Kluwer NV	146,472
		318,024
	Real Estate Development
1,565	Rodamco Europe NV	230,835
	Real Estate Investment Trusts
1,907	Corio NV (a)	168,284
777	Wereldhave NV (a)	112,117
		280,401
	Steel
11,134	Arcelor Mittal	592,284
Total Netherlands		11,741,083
	Norway # (0.6%)
	Chemicals: Agricultural
3,667	Yara International ASA	106,878
	Financial Conglomerates
5,653	DnB Nor ASA	80,590
	Food: Specialty/Candy
26,850	Orkla ASA (a)	427,957

See Notes to Financial Statements

Morgan Stanley International Fund

Portfolio of Investments  ■  April 30, 2007 (unaudited) continued

NUMBER OF SHARES		VALUE
	Industrial Conglomerates
14,385	Norsk Hydro ASA	$497,569
	Integrated Oil
11,300	Statoil ASA	317,525
	Major Telecommunications
12,800	Telenor ASA (a)	239,796
	Miscellaneous Manufacturing
515	Tomra Systems ASA	4,162
	Pulp & Paper
3,500	Norske Skogindustrier ASA	53,351
	Telecommunication Equipment
3,200	Tandberg ASA (a)	67,616
1,600	Tandberg Television ASA*(a)	28,361
		95,977
Total Norway		1,823,805
	Philippines # (0.2%)
	Real Estate Development
722,400	Ayala Land, Inc.	263,312
	Regional Banks
24,509	Banco De Oro Universal Bank	30,466
13,660	Bank of the Philippine Islands	18,516
48,400	Metropolitan Bank & Trust Co.	63,126
		112,108
	Specialty Telecommunications
7,310	Philippine Long Distance Telephone Co.	387,493
Total Philippines		762,913
	Poland # (0.8%)
	Aluminum
118	Grupa Kety S.A.	8,230
	Information Technology Services
733	Prokom Software S.A.	42,970
	Major Telecommunications
47,214	Telekomunikacja Polska S.A.	377,431

NUMBER OF SHARES		VALUE
	Oil Refining/Marketing
20,425	Polski Koncern Naftowy Orlen S.A.*	$332,845
	Other Metals/Minerals
8,725	KGHM Polska Miedz S.A.	330,140
	Publishing: Newspapers
2,517	Agora S.A.	40,653
	Regional Banks
7,651	Bank Pekao S.A.	713,878
666	Bank Przemyslowo- Handlowy BPH	235,413
1,784	Bank Zachodni WBK S.A.	193,770
25,556	Powszechna Kasa Oszczednosci Bank Polski S.A.	465,864
		1,608,925
Total Poland		2,741,194
	Portugal # (0.3%)
	Cable/Satellite TV
1,832	PT Multimedia - Servicos de Telecomunicacoes e Multimedia, SGPS, S.A.	30,661
	Electric Utilities
25,212	Energias de Portugal, S.A.	139,703
	Major Telecommunications
19,095	Portugal Telecom, SGPS, S.A. (Registered Shares)	272,360
	Other Transportation
13,568	Brisa-Auto Estradas de Portugal, S.A. (Private Shares) (a)	178,807
	Regional Banks
60,644	Banco Comercial Portugues, S.A. (Registered Shares) (a)	253,841
Total Portugal		875,372

See Notes to Financial Statements

Morgan Stanley International Fund

Portfolio of Investments  ■  April 30, 2007 (unaudited) continued

NUMBER OF SHARES		VALUE
	Russia (1.2%)
	Electric Utilities
1,970	RAO Unified Energy System (Registered Shares) (GDR) #	$252,181
	Integrated Oil
25,176	Gazprom (Sponsored ADR) #	987,111
7,343	Lukoil (Sponsored ADR) #(a)	566,101
		1,553,212
	Oil & Gas Production
3,500	Surgutneftegaz (Sponsored ADR) #(a)	222,656
1,600	Tatneft - Sponsored Registered GDR) #	155,510
		378,166
	Other Metals/Minerals
4,259	JSC MMC Norilsk Nickel (ADR) #(a)	818,752
	Precious Metals
3,000	Polyus Gold (Sponsored ADR)*#(a)	135,000
	Regional Banks
359	Sberbank - (Registered Shares) (GDR) #	169,313
	Wireless Telecommunications
4,200	Mobile TeleSystems (Sponsored ADR) (a)	231,420
2,200	Vimpel-Communications (Sponsored ADR)*(a)	212,872
		444,292
Total Russia		3,750,916
	Singapore # (2.3%)
	Aerospace & Defense
73,334	Singapore Technologies Engineering Ltd.	172,326
	Air Freight/Couriers
83,000	Singapore Post Ltd.	65,029

NUMBER OF SHARES		VALUE
	Airlines
31,000	Singapore Airlines Ltd. (a)	$368,727
	Computer Peripherals
4,843	Creative Technology Ltd.	28,878
	Electronic Components
14,696	Venture Corp., Ltd.	150,480
	Electronic Production Equipment
74,000	STATS ChipPAC Ltd.*	88,730
	Hospital/Nursing Management
34,000	Parkway Holdings Ltd. (a)	87,781
	Industrial Conglomerates
74,000	Fraser & Neave Ltd.	260,686
30,000	Keppel Corp., Ltd.	418,339
		679,025
	Investment Banks/Brokers
42,479	Singapore Exchange Ltd.	202,818
	Major Banks
58,393	DBS Group Holdings Ltd.	809,103
132,078	Oversea-Chinese Banking Corp., Ltd. (a)	774,399
		1,583,502
	Major Telecommunications
553,600	Singapore Telecommunications Ltd.	1,197,865
	Marine Shipping
45,000	Cosco Corp (Singapore) Ltd. (a)	82,144
42,000	Neptune Orient Lines Ltd.	98,433
		180,577
	Other Transportation
104,068	ComfortDelGro Corp. Ltd.	155,261
	Publishing: Newspapers
82,328	Singapore Press Holdings Ltd.	234,880

See Notes to Financial Statements

Morgan Stanley International Fund

Portfolio of Investments  ■  April 30, 2007 (unaudited) continued

NUMBER OF SHARES		VALUE
	Real Estate Development
66,000	Capitaland Ltd. (a)	$363,945
29,455	City Developments Ltd. (a)	308,194
20,000	Keppel Land Ltd. (a)	115,352
13,000	Singapore Land Ltd. (a)	89,062
33,673	UOL Group Ltd. (a)	105,704
		982,257
	Real Estate Investment Trusts
54,000	Ascendas Real Estate Investment Trust	91,866
47,700	CapitaMall Trust	123,965
4,800	K-REIT Asia	9,369
		225,200
	Regional Banks
61,489	United Overseas Bank Ltd.	858,501
	Semiconductors
77,000	Chartered Semiconductor Manufacturing Ltd.*(a)	72,033
	Specialty Stores
9,031	Jardine Cycle & Carriage Ltd.	78,416
	Trucks/Construction/Farm Machinery
45,511	SembCorp Industries Ltd.	145,086
31,000	SembCorp Marine Ltd.	73,435
		218,521
Total Singapore		7,630,807
	South Africa # (0.2%)
	Wireless Telecommunications
38,042	MTN Group Ltd.	553,827
	South Korea # (0.6%)
	Electronic Distributors
16,330	LG Philips LCD Co., Ltd.*	664,229
	Engineering & Construction
4,600	Doosan Heavy Industries and Construction Co., Ltd.	359,834

NUMBER OF SHARES		VALUE
	Semiconductors
1,400	Samsung Electronics Co., Ltd.	$857,008
Total South Korea		1,881,071
	Spain # (2.2%)
	Apparel/Footwear Retail
2,411	Industria de Diseno Textil, S.A.	147,833
	Broadcasting
774	Antena 3 de Television S.A. (a)	16,568
	Electric Utilities
8,564	Endesa, S.A.	468,997
7,020	Iberdrola S.A.	347,070
5,676	Iberdrola S.A. (London)	282,646
1,810	Union Fenosa, S.A.	98,679
		1,197,392
	Engineering & Construction
360	Acciona S.A.	80,051
3,150	ACS, Actividades de Construccion y Servicios, S.A.	194,713
2,457	Cintra Concesiones de Infraestructuras de Transporte S.A.	43,889
395	Fomento de Construcciones y Contratas S.A.	36,599
804	Grupo Ferrovial, S.A.	87,241
		442,493
	Gas Distributors
15,412	Gas Natural SDG, S.A.	774,562
	Information Technology Services
762	Indra Sistemas S.A.	18,732
	Integrated Oil
10,603	Repsol YPF, S.A.	348,055

See Notes to Financial Statements

Morgan Stanley International Fund

Portfolio of Investments  ■  April 30, 2007 (unaudited) continued

NUMBER OF SHARES		VALUE
	Major Banks
39,421	Banco Bilbao Vizcaya Argentaria, S.A.	$939,212
76,375	Banco Santander Central Hispano S.A.	1,361,826
		2,301,038
	Major Telecommunications
56,330	Telefonica S.A.	1,256,821
	Other Transportation
4,825	Abertis Infraestructuras S.A.	153,821
	Real Estate Development
891	Sacyr Vallehermoso S.A. (a)	46,407
	Regional Banks
10,125	Banco Popular Espanol S.A.	200,255
	Steel
2,965	Acerinox, S.A.	69,676
	Tobacco
3,736	Altadis, S.A.	241,562
	Water Utilities
1,994	Sociedad General de Aguas de Barcelona, S.A. (Class A) (a)	72,218
Total Spain		7,287,433
	Sweden # (2.5%)
	Advertising/Marketing Services
2,500	Eniro AB	33,344
	Apparel/Footwear Retail
7,600	Hennes & Mauritz AB (B Shares) (a)	502,439

NUMBER OF SHARES		VALUE
	Broadcasting
800	Modern Times Group AB (B Shares)	$46,738
	Electronics/Appliances
4,900	Electrolux AB (Series B)	127,214
	Engineering & Construction
9,280	Skanska AB (B Shares)	214,490
	Household/Personal Care
4,686	Svenska Cellulosa AB (B Shares) (a)	241,098
	Industrial Machinery
500	Alfa Laval AB	30,444
7,800	Assa Abloy AB (B Shares) (a)	174,577
8,560	Atlas Copco AB (A Shares) (a)	325,019
5,722	Atlas Copco AB (B Shares) (a)	205,267
24,345	Sandvik AB (a)	463,887
		1,199,194
	Major Banks
11,400	Skandinaviska Enskilda Banken AB (A Shares)	416,751
18,900	Svenska Handelsbanken AB (A Shares) (a)	576,032
		992,783
	Major Telecommunications
3,205	Tele2 AB (B Shares)	54,821
33,348	TeliaSonera AB	270,157
		324,978
	Medical Specialties
3,800	Getinge AB (B Shares) (a)	86,956
	Metal Fabrications
6,408	SKF AB (B Shares) (a)	139,803
	Miscellaneous Commercial Services
1,600	Securitas AB (B Shares) (a)	24,334
2,000	Securitas Systems AB (B Shares)*	7,368
		31,702

See Notes to Financial Statements

Morgan Stanley International Fund

Portfolio of Investments  ■  April 30, 2007 (unaudited) continued

NUMBER OF SHARES		VALUE
	Other Consumer Services
2,000	Securitas Direct AB (B Shares)*	$6,248
	Pulp & Paper
1,250	Holmen AB (B Shares)	55,749
	Regional Banks
67,184	Nordea Bank AB	1,161,596
	Steel
4,500	SSAB Svenskt Stal AB (Series A)	158,593
	Telecommunication Equipment
362,552	Telefonaktiebolaget LM Ericsson (B Shares)	1,382,521
	Tobacco
13,400	Swedish Match AB	247,413
	Tools/Hardware
4,900	Husqvarna AB (B Shares) (a)	89,510
	Trucks/Construction/Farm Machinery
2,400	Scania AB (B Shares)	228,736
12,785	Volvo AB (A Shares)	253,098
2,557	Volvo AB-A (Redemption Shares)*	8,112
26,150	Volvo AB (B Shares)	507,994
5,230	Volvo AB-B (Redemption Shares)*	16,592
		1,014,532
Total Sweden		8,056,901
	Switzerland # (6.7%)
	Biotechnology
122	Merck Serono SA (Bearer Shares)	111,364
	Building Products
96	Geberit AG (Registered Shares)	170,224
2,000	Schindler Holding AG (Participation Certificates)	127,758
		297,982

NUMBER OF SHARES		VALUE
	Chemicals: Agricultural
2,167	Syngenta AG (Registered Shares)*	$431,089
	Chemicals: Specialty
1,354	Ciba Specialty Chemicals AG (Registered Shares)	89,033
4,563	Clariant AG (Registered Shares)*	75,085
770	Lonza Group AG (Registered Shares)	74,934
		239,052
	Computer Peripherals
3,930	Logitech International S.A. (Registered Shares)	106,160
	Construction Materials
4,656	Holcim Ltd. (Registered Shares)	497,935
	Electronic Equipment/ Instruments
984	Kudelski S.A. (Bearer Shares)	37,707
	Financial Conglomerates
50,668	UBS AG (Registered Shares)	3,284,301
	Food: Major Diversified
10,087	Nestle S.A. (Registered Shares) (a)	3,996,748
	Household/Personal Care
138	Givaudan S.A. (Registered Shares) (a)	129,042
	Industrial Conglomerates
13,200	ABB Ltd. (Sponsored ADR)	263,472
40,208	ABB Ltd. (Registered Shares)	803,733
		1,067,205
	Major Banks
37,209	Credit Suisse Group (Registered Shares)	2,924,334
	Major Telecommunications
421	Swisscom AG (Registered Shares)	148,248

See Notes to Financial Statements

Morgan Stanley International Fund

Portfolio of Investments  ■  April 30, 2007 (unaudited) continued

NUMBER OF SHARES		VALUE
	Medical Specialties
626	Nobel Biocare Holding AG (Bearer Shares) (a)	$226,011
283	Straumann Holding AG (Registered Shares)	82,716
1,322	Synthes, Inc.	173,038
		481,765
	Miscellaneous Commercial Services
22	SGS SA (Registered Shares)	27,925
	Multi-Line Insurance
1,274	Zurich Financial Services AG (Registered Shares)	368,919
	Other Consumer Specialties
8,747	Compagnie Financiere Richemont SA ("A" Bearer Shares) (Units) †	527,386
564	Swatch Group AG (Bearer Shares)	161,167
1,148	Swatch Group AG (Registered Shares)	66,675
		755,228
	Other Metals/Minerals
25,871	Xstrata PLC*	1,356,407
	Personnel Services
238	Adecco S.A. (Registered Shares) (a)	16,326
	Pharmaceuticals: Major
40,004	Novartis AG (Registered Shares)	2,329,094
12,033	Roche Holding AG	2,270,188
		4,599,282
	Property - Casualty Insurers
11,812	Swiss Re (Registered Shares)	1,113,773
Total Switzerland		21,990,792
	Taiwan (0.1%)
	Electronic Equipment/Instruments
26,658	AU Optronics Corp. (Sponsored ADR) (a)	424,129

NUMBER OF SHARES		VALUE
	Turkey # (1.1%)
	Airlines
3,285	Turk Hava Yollari Anonim Ortakligi*	$19,934
	Beverages: Alcoholic
1,472	Anadolu Efes Biracilik ve Malt Sanayii A.S.	50,009
	Electronics/Appliances
12,815	Arcelik A.S.	94,799
	Financial Conglomerates
45,155	Haci Omer Sabanci Holding A.S.	197,303
	Food Retail
10,102	Migros Turk T.A.S.	118,868
	Industrial Specialties
4,073	Trakya Cam Sanayii A.S.	11,522
9,469	Turk Sise ve Cam Fabrikalari A.S.*	35,868
		47,390
	Miscellaneous Manufacturing
54,966	Dogan Sirketler Grubu Holding A.S.	103,134
	Motor Vehicles
7,615	Ford Otomotiv Sanayi A.S.	64,533
23,607	Koc Holding A.S.*	115,230
		179,763
	Oil Refining/Marketing
8,933	Tupras-Turkiye Petrol Rafinerileri A.S.	180,858
	Publishing: Newspapers
16,166	Dogan Yayin Holding A.S.*	59,524
9,276	Hurriyet Gazetecilik ve Matbaacilik A.S.	24,809
		84,333
	Regional Banks
79,843	Akbank T.A.S.	578,176
79,729	Turkiye Garanti Bankasi A.S.	384,212

See Notes to Financial Statements

Morgan Stanley International Fund

Portfolio of Investments  ■  April 30, 2007 (unaudited) continued

NUMBER OF SHARES		VALUE
108,738	Turkiye Is Bankasi (Series C)	$513,358
64,728	Yapi ve Kredi Bankasi A.S.*	140,121
		1,615,867
	Steel
29,128	Eregli Demir ve Celik Fabrikalari T.A.S.	331,889
	Wireless Telecommunications
112,155	Turkcell Iletisim Hizmetleri A.S.	621,010
Total Turkey		3,645,157
	United Kingdom # (16.1%)
	Advertising/Marketing Services
29,332	Aegis Group PLC	81,272
13,410	WPP Group PLC	198,590
8,973	Yell Group PLC	86,891
		366,753
	Aerospace & Defense
69,906	BAE Systems PLC	634,525
33,215	Cobham PLC	138,023
11,324	Meggitt PLC	69,007
39,906	Rolls-Royce Group PLC*	381,363
2,362,435	Rolls-Royce Group PLC (B Shares)	4,722
		1,227,640
	Airlines
14,329	British Airways PLC*	144,121
	Apparel/Footwear
4,378	Burberry Group PLC	60,093
	Auto Parts: O.E.M.
10,171	GKN PLC	78,196
2,453	TI Automotive Ltd.*	0
		78,196
	Beverages: Alcoholic
70,772	Diageo PLC	1,492,729
	Broadcasting
52,249	ITV PLC	124,275

NUMBER OF SHARES		VALUE
	Cable/Satellite TV
15,201	British Sky Broadcasting Group PLC	$174,101
	Casino/Gaming
19,185	Ladbrokes PLC	155,825
13,491	William Hill PLC	160,514
		316,339
	Catalog/Specialty Distribution
10,876	Home Retail Group	99,013
	Chemicals: Major Diversified
22,472	Imperial Chemical Industries PLC	238,277
3,534	Johnson Matthey PLC	110,499
		348,776
	Construction Materials
15,547	Hanson PLC	264,904
	Containers/Packaging
10,347	Rexam PLC	108,278
	Department Stores
22,378	Marks & Spencer Group PLC	330,274
3,491	Next PLC	162,684
		492,958
	Drugstore Chains
9,696	Alliance Boots PLC	216,570
	Electric Utilities
1,855	Drax Group PLC	29,364
4,096	International Power PLC	35,790
64,113	National Grid PLC	1,003,226
21,694	Scottish & Southern Energy PLC	648,123
2,429	United Utilities PLC	36,139
		1,752,642
	Electronic Equipment/ Instruments
5,721	Invensys PLC	37,636
	Electronics/Appliance Stores
26,580	DSG International PLC	85,088
9,480	Kesa Electricals PLC	63,541
		148,629

See Notes to Financial Statements

Morgan Stanley International Fund

Portfolio of Investments  ■  April 30, 2007 (unaudited) continued

NUMBER OF SHARES		VALUE
	Engineering & Construction
6,257	AMEC PLC	$69,332
11,318	Balfour Beatty PLC	104,489
		173,821
	Environmental Services
10,648	Biffa PLC	69,091
	Finance/Rental/Leasing
3,482	Provident Financial PLC	53,475
	Financial Conglomerates
520	Close Brothers Group PLC	10,081
103,877	Lloyds TSB Group PLC	1,197,962
		1,208,043
	Financial Publishing/Services
20,293	Reuters Group PLC	193,614
	Food Retail
23,347	Sainsbury (J) PLC	265,866
126,424	Tesco PLC	1,161,878
		1,427,744
	Food: Major Diversified
29,011	Unilever PLC	908,066
	Food: Specialty/Candy
44,003	Cadbury Schweppes PLC	580,571
15,384	Tate & Lyle PLC	190,779
		771,350
	Gas Distributors
59,164	Centrica PLC	455,889
	Home Building
3,603	Barratt Developments PLC	77,435
3,123	Bellway PLC	94,006
1,777	Berkeley Group Holdings PLC (The) (Units)*†	61,044
3,901	Persimmon PLC	104,121
8,798	Taylor Woodrow PLC	84,750
6,089	Wimpey (George) PLC	70,602
		491,958
	Home Improvement Chains
16,731	Kingfisher PLC	90,429

NUMBER OF SHARES		VALUE
	Hotels/Resorts/Cruiselines
4,309	Carnival PLC	$216,937
10,296	InterContinental Hotels Group PLC	248,605
		465,542
	Household/Personal Care
20,528	Reckitt Benckiser PLC	1,124,979
	Industrial Conglomerates
11,844	Smiths Group PLC	255,983
19,933	Tomkins PLC	105,958
		361,941
	Industrial Machinery
6,480	FKI PLC	15,529
	Information Technology Services
20,898	LogicaCMG PLC	76,301
12,889	Misys PLC	63,946
		140,247
	Integrated Oil
67,782	BG Group PLC	978,331
338,961	BP PLC	3,808,862
72,450	Royal Dutch Shell PLC (A Shares)	2,524,756
50,605	Royal Dutch Shell PLC (B Shares)	1,793,364
		9,105,313
	Investment Banks/Brokers
1,519	ICAP PLC	15,330
2,242	London Stock Exchange Group PLC	56,108
		71,438
	Investment Managers
1,318	3i Group PLC	30,271
2,028	Amvescap PLC	23,771
8,820	Man Group PLC	98,679
497	Schroders PLC	12,666
		165,387

See Notes to Financial Statements

Morgan Stanley International Fund

Portfolio of Investments  ■  April 30, 2007 (unaudited) continued

NUMBER OF SHARES		VALUE
	Life/Health Insurance
41,875	Friends Provident PLC	$157,820
39,637	Prudential PLC	588,324
		746,144
	Major Banks
103,022	Barclays PLC	1,483,785
59,657	HBOS PLC	1,280,622
97,409	HSBC Holdings PLC	1,799,221
46,086	Royal Bank of Scotland Group PLC	1,763,784
		6,327,412
	Major Telecommunications
146,554	BT Group PLC	925,488
	Medical Specialties
15,392	Smith & Nephew PLC	192,529
	Miscellaneous Commercial Services
10,545	BBA Group PLC	59,672
10,926	Experian Group Ltd.	123,543
4,556	Group 4 Securicor PLC	20,800
5,673	Rentokil Initial PLC	19,527
1,852	Serco Group PLC	18,178
		241,720
	Miscellaneous Manufacturing
4,162	Fiberweb PLC	15,577
9,042	IMI PLC	102,318
		117,895
	Movies/Entertainment
12,106	EMI Group PLC	56,297
5,748	Rank Group PLC	22,913
		79,210
	Multi-Line Insurance
55,119	Aviva PLC	864,861
139,516	Legal & General Group PLC	427,734
793	Resolution PLC	10,229
		1,302,824

NUMBER OF SHARES		VALUE
	Other Metals/Minerals
47,621	Anglo American PLC	$2,520,487
75,102	BHP Billiton PLC	1,675,031
33,227	Rio Tinto PLC	2,025,836
		6,221,354
	Other Transportation
3,603	Arriva PLC	54,120
9,153	FirstGroup PLC	120,241
14,142	Stagecoach Group PLC	52,313
		226,674
	Packaged Software
28,484	Sage Group PLC (The)	149,405
	Personnel Services
1,833	Capita Group PLC	25,747
18,368	Hays PLC	61,986
3,736	Michael Page International PLC	42,790
		130,523
	Pharmaceuticals: Major
23,717	AstraZeneca PLC	1,290,798
86,832	GlaxoSmithKline PLC	2,512,617
		3,803,415
	Precious Metals
616	Lonmin PLC	40,297
	Publishing: Books/Magazines
3,334	EMAP PLC	53,775
13,054	Pearson PLC	223,214
17,294	Reed Elsevier PLC	219,163
		496,152
	Publishing: Newspapers
4,759	Daily Mail and General Trust	79,257
3,867	United Business Media PLC	62,063
		141,320
	Pulp & Paper
10,447	Bunzl PLC	147,951
	Railroads
3,313	National Express Group PLC	80,656

See Notes to Financial Statements

Morgan Stanley International Fund

Portfolio of Investments  ■  April 30, 2007 (unaudited) continued

NUMBER OF SHARES		VALUE
	Real Estate Investment Trusts
8,120	British Land Company PLC	$237,214
4,436	Hammerson PLC	134,212
7,260	Land Securities Group PLC	282,683
3,868	Liberty International PLC	92,649
6,295	Slough Estates PLC	96,511
		843,269
	Regional Banks
1,897	Northern Rock PLC	40,593
	Restaurants
52,088	Compass Group PLC	376,906
6,319	Punch Taverns PLC	163,024
4,927	Whitbread PLC	185,029
		724,959
	Retail - Specialty
17,719	Enterprise Inns PLC	225,862
	Semiconductors
13,246	ARM Holdings PLC	35,261
	Specialty Stores
7,209	Galiform PLC*	23,396
79,046	Signet Group PLC	194,551
		217,947
	Tobacco
20,859	British American Tobacco PLC	643,774
8,848	Imperial Tobacco Group PLC	383,370
		1,027,144
	Utilities
6,863	Severn Trent PLC	203,158
	Water Utilities
11,712	Kelda Group PLC	216,772
	Wholesale Distributors
12,462	Electrocomponents PLC	76,404
12,575	Wolseley PLC	302,049
		378,453

NUMBER OF SHARES		VALUE
	Wireless Telecommunications
940,865	Vodafone Group PLC	$2,678,530
Total United Kingdom		52,710,426
Total Common Stocks (Cost $202,906,691)		310,281,501
	Preferred Stocks (1.4%)
	Brazil (0.9%)
	Airlines
12,500	Gol - Linhas Aereas Inteligentes S.A. (ADR) (a)	356,500
	Beverages: Alcoholic
197,692	Companhia de Bebidas das Americas	117,257
	Containers/Packaging
7,500	Klabin S.A.	23,574
	Electric Utilities
1,330,027	Centrais Eletricas Brasileiras S.A. (Class B)	31,568
1,758,000	Companhia Energetica de Minas Gerais	61,716
		93,284
	Food Retail
200	Companhia Brasileira de Distribuicao Grupo Pao de Acucar (Sponsored ADR) (a)	6,372
	Food: Meat/Fish/Dairy
5,500	Sadia S.A.	23,869
	Integrated Oil
26,504	Petroleo Brasileiro S.A.	601,436
	Major Telecommunications
2,800,010	Brasil Telecom Participacoes S.A.	30,031
	Miscellaneous Commercial Services
4,578	Contax Participacoes S.A.	4,592

See Notes to Financial Statements

Morgan Stanley International Fund

Portfolio of Investments  ■  April 30, 2007 (unaudited) continued

NUMBER OF SHARES		VALUE
	Other Metals/Minerals
14,886	Companhia Vale do Rio Doce (Class A)	$517,044
	Pulp & Paper
4,988	Aracruz Celulose S.A. (B Shares)	27,790
768	Votorantim Celulose e Papel S.A.	15,559
		43,349
	Regional Banks
8,000	Banco Bradesco S.A.	172,005
9,647	Banco Itau Holding Financeira S.A.	378,426
2,650	Unibanco-Uniao de Bancos Brasileiros S.A. (GDR) (Units) †(a)	257,209
		807,640
	Specialty Telecommunications
1,982,422	Embratel Participacoes S.A.	6,891
3,556	Tele Norte Leste Participacoes S.A.	59,240
		66,131
	Steel
4,250	Gerdau S.A.	86,524
1,600	Usinas Siderurgicas de Minas Gerais S.A. (Class A)	75,476
		162,000
	Wireless Telecommunications
3,989	Vivo Participacoes S.A.	18,381
Total Brazil		2,871,460
	Colombia (0.1%)
	Regional Banks
5,100	Bancolombia S.A. (Sponsored ADR)	143,106

NUMBER OF SHARES		VALUE
	Germany # (0.4%)
	Electric Utilities
1,400	RWE AG NV	$137,907
	Household/Personal Care
2,204	Henkel KGaA - Vorzug (a)	347,209
	Motor Vehicles
273	Porsche AG	457,602
3,467	Volkswagen AG	352,096
		809,698
Total Germany		1,294,814
	Russia (0.0%)
	Oil & Gas Production
1,700	Surgutneftegaz (Sponsored ADR)	137,275
Total Preferred Stocks (Cost $2,372,592)		4,446,655
NUMBER OF RIGHTS
	Rights (0.0%)
	Brazil
	Beverages: Alcoholic
932	Companhia de Bebidas das Americas (Pref)	52
185	Companhia de Bebidas das Americas	19
Total Brazil		71
	Japan
	Other Metals/Minerals
22,095	Dowa Mining Co.*#	0
Total Rights (Cost $0)		71

See Notes to Financial Statements

Morgan Stanley International Fund

Portfolio of Investments  ■  April 30, 2007 (unaudited) continued

PRINCIPAL AMOUNT IN THOUSANDS		VALUE
	Short-Term Investments (18.1%)
	Short-Term Debt Securities held as Collateral on Loaned Securities (15.7%)
$1,162	AIG Match Funding Corp., 5.30%, 12/17/07 (b)	$1,162,343
830	Alliance & Leister Plc., 5.33%, 05/30/08 (b)	830,192
404	Anglo Irish Bank Corp PLC CP, 5.35%, 07/09/07	404,162
415	Bancaja, 5.36%, 05/30/08 (b)	415,096
1,328	Bank of America, 5.32%, 05/15/07 (b)	1,328,307
415	Bank of New York Co., Inc., 5.32%, 05/30/08 (b)	415,096
1,660	Barclays New York, 5.30%, 06/11/07	1,660,383
	Bear Stearns,
1,714	5.32%, 05/01/07	1,714,098
830	5.36%, 05/30/08 (b)	830,192
830	BNP Paribas Mtn., 5.33%, 05/30/08 (b)	830,192
1,660	CAM US Finance SA Unipersonal, 5.36%, 05/30/08 (b)	1,660,383
	CIC NY,
581	5.30%, 09/04/07 (b)	581,100
830	5.34%, 05/31/07 (b)	830,192
1,494	CIT Group Holdings, 5.37%, 05/30/08 (b)	1,494,345
824	Citigroup Funding Inc., 5.30%, 06/12/07	824,369
824	Corporate Receivables Corp., 5.30%, 06/15/07	824,127
	Credit Suisse First Boston, NY,
830	5.32%, 03/14/08 (b)	830,192
498	5.29%, 05/15/07	498,115
664	5.30%, 06/29/07	664,153
297	5.30%, 05/18/07	297,459

PRINCIPAL AMOUNT IN THOUSANDS		VALUE
$830	Dexia Bank NY, 5.32%, 09/28/07 (b)	$830,110
1,245	DZ Bank AG New York, 5.30%, 05/29/07	1,245,287
847	Ebbets Funding LLC, 5.32%, 07/17/07	846,793
2,078	First Tennessee Bank, 5.33%, 05/30/08 (b)	2,077,513
	Goldman Sachs Group, Inc.
780	5.42%, 04/30/08 (b)	780,380
415	5.37%, 05/30/08 (b)	415,096
415	HSBC Finance Corp., 5.33%, 05/30/08 (b)	415,096
498	Manufacturers and Traders, 5.30%, 06/15/07 (b)	498,115
833	Marshall & Ilsley Bank, 5.37%, 12/17/07	832,520
1,245	Metropolitan Life Global Funding, 5.31%, 05/30/08 (b)	1,245,287
	Mizuho Corporate Bank Ltd NY,
830	5.31%, 05/17/07	830,192
830	5.30%, 05/29/07	830,192
830	Natexis Banques Populaires NY, 5.33%, 09/07/07 (b)	830,192
631	National Australia Bank Ltd., 5.31%, 05/30/08 (b)	630,946
415	National City Bank Cleveland, 5.32%, 09/18/07 (b)	415,080
1,660	National Rural Utilites Coop., Fin., 5.31%, 05/30/08 (b)	1,660,383
963	Nationwide Building Society, 5.43%, 04/30/08 (b)	963,022
1,660	Natl Bank Canada, 5.31%, 04/02/08 (b)	1,659,975
1,245	Nordea Bank New York, 5.31%, 05/16/07 (b)	1,245,272
1,660	Norinchukin Bank NY, 5.32%, 07/26/07	1,660,383

See Notes to Financial Statements

Morgan Stanley International Fund

Portfolio of Investments  ■  April 30, 2007 (unaudited) continued

PRINCIPAL AMOUNT IN THOUSANDS		VALUE
$492	Raiffeisen Zentralbank Oesterreich, 5.31%, 06/19/07	$491,517
	Rheingold Securitization,
737	5.32%, 05/15/07	737,475
860	5.31%, 05/04/07	860,228
820	5.32%, 07/16/07	820,022
	Rhein-Main Securitization Limited,
1,240	5.30%, 05/21/07	1,240,361
827	5.29%, 05/21/07	827,150
213	Sedna Fin Inc., 5.32%, 05/15/07	213,048
	Sheffield Receivable Corp.,
413	5.30%, 05/15/07	412,967
1,239	5.31%, 05/17/07	1,238,712
828	5.29%, 05/07/07	828,489
830	Skandi New York, 5.32%, 05/30/08 (b)	830,192
830	Toronto Dominion New York, 5.32%, 05/29/07 (b)	830,192
1,234	UBS Finance (Delaware) Inc., 5.30%, 06/25/07	1,233,846
913	Unicredito Delaware Inc. 5.32%, 05/30/08 (b)	913,266
581	Unicredito Italiano Bank (IRE) PLC, 5.34%, 05/30/08 (b)	581,134
1,245	Union Bank of Switzerland, Stamford, 5.29%, 06/04/07	1,245,287
	Total Short-Term Debt Securities held as Collateral on Loaned Securities (Cost $51,310,216)	51,310,216
7,960	Morgan Stanley Institutional Liquidity Fund - Money Market Portfolio (c) (2.4%) (Cost $7,960,439)	7,960,439
	Total Short Term Investments (Cost $59,270,655)	59,270,655

		VALUE
Total Investments (Cost $264,549,938) (d)(e)	114.4%	$373,998,882
Liabilities in Excess of Other Assets	(14.4)	(47,052,926)
Net Assets	100.0%	$326,945,956

  ADR  American Depositary Receipt.

  CDI  CHESS Depositary Interest.

  GDR  Global Depositary Receipt.

  *  Non-income producing security.

  **  Comprised of securities in separate entities that are traded as a single stapled security.

  †  Consists of one or more class of securities traded together as a unit; stocks with attached warrants.

  #  Securities with total market value equal to $306,656,450 have been valued at their fair value as determined in good faith under procedures established by and under the general supervision of the Fund's Trustees.

  (a)  All or portion of this security was on loan as of April 30, 2007.

  (b)  Variable/Floating rate Security - interest rate changes on these instruments are based on changes in designated base rate. The rates shown are those in effect on April 30, 2007.

  (c)  See Note 4 to the financial statements regarding investments in Morgan Stanley Institutional Liquidity Fund -Money Market Portfolio.

  (d)  Securities have been designated as collateral in an amount equal to $136,696,132, in connection with open forward foreign currency contracts and open futures contracts.

  (e)  The aggregate cost for federal income tax purposes approximates the aggregate cost for book purposes. The aggregate gross unrealized appreciation is $112,806,400 and the aggregate gross unrealized depreciation is $3,357,456, resulting in net unrealized appreciation of $109,448,944.

See Notes to Financial Statements

Morgan Stanley International Fund

Portfolio of Investments  ■  April 30, 2007 (unaudited) continued

Futures Contracts Open at April 30, 2007:

NUMBER OF CONTRACTS	LONG/SHORT	DESCRIPTION, DELIVERY MONTH, AND YEAR	UNDERLYING FACE AMOUNT AT VALUE	UNREALIZED APPRECIATION (DEPRECIATION)
40	Long	TOPIX INDEX Future June/2007	$5,689,900	$122,980
49	Long	CAC40 10 EURO Future May/2007	3,962,602	88,134
13	Long	DAX INDEX Future June/2007	3,305,672	103,921
38	Short	DJ EURO STOXX 50 June/2007	(2,251,677)	(233,077)
		Net Unrealized Appreciation		$81,958

Forward Foreign Currency Contracts Open at April 30, 2007:

CONTRACTS TO DELIVER		IN EXCHANGE FOR		DELIVERY DATE	UNREALIZED APPRECIATION (DEPRECIATION)
AUD	120,000		$99,840	05/02/07	$168
CHF	180,000		$149,142	05/02/07	86
EUR	285,000		$388,979	05/02/07	(46)
GBP	140,000		$279,972	05/02/07	(14)
JPY	5,875,000		$49,176	05/02/07	17
SEK	630,000		$93,911	05/02/07	(144)
SGD	50,000		$32,897	05/02/07	(2)
	$239,275	AUD	306,096	05/16/07	14,854
	$2,658,756	AUD	3,399,553	05/16/07	163,643
	$2,492,949	AUD	3,122,528	05/16/07	99,458
	$992,239	EUR	753,497	05/16/07	37,007
	$6,493,977	EUR	4,874,169	05/16/07	163,943
	$10,505,392	EUR	7,810,061	05/16/07	162,840
	$12,324,387	GBP	6,283,240	05/16/07	240,460
	$1,362,740	GBP	694,765	05/16/07	26,610
HKD	105,720,805		$13,567,169	05/16/07	45,290
	$1,089,258	HKD	8,483,031	05/16/07	(4,263)
	$2,497,916	HKD	19,449,524	05/16/07	(10,288)
	$1,898,227	HKD	14,820,787	05/16/07	(2,622)
JPY	171,890,772		$1,439,772	05/16/07	(1,805)
	$6,120,067	JPY	730,797,200	05/16/07	8,828
	$5,219,919	JPY	623,028,596	05/16/07	5,166
	$866,270	JPY	103,432,639	05/16/07	1,177
JPY	1,485,790,302		$12,441,929	05/16/07	(18,782)
JPY	344,573,827		$2,989,042	05/16/07	99,244
JPY	381,624,134		$3,281,955	05/16/07	81,431

See Notes to Financial Statements

Morgan Stanley International Fund

Portfolio of Investments  ■  April 30, 2007 (unaudited) continued

CONTRACTS TO DELIVER		IN EXCHANGE FOR		DELIVERY DATE	UNREALIZED APPRECIATION (DEPRECIATION)
JPY	1,175,610,060		$10,048,130	05/16/07	$188,772
JPY	1,249,085,831		$10,505,392	05/16/07	29,823
SEK	1,150,444		$163,017	05/16/07	(8,892)
	$7,203,516	EUR	5,444,650	06/14/07	242,042
EUR	41,535,543		$55,017,149	06/14/07	(1,782,706)
EUR	216,702		$286,796	06/14/07	(9,545)
EUR	6,200,664		$8,211,478	06/14/07	(267,931)
	$2,511,085	EUR	1,896,117	06/14/07	81,855
	$22,821,395	EUR	17,232,408	06/14/07	743,923
	$13,903,252	EUR	10,505,944	06/14/07	463,627
	$15,053,103	EUR	11,370,959	06/14/07	496,684
	$2,311,584	GBP	1,197,054	06/14/07	81,747
	$974,161	SEK	6,828,088	06/14/07	47,710
Net Unrealized Appreciation					$1,419,365

Currency Abbreviations:
AUD	Australian Dollar.
GBP	British Pound.
EUR	Euro.
HKD	Hong Kong Dollar.
JPY	Japanese Yen.
SGD	Singapore Dollar.
SEK	Swedish Krona.
CHF	Swiss Franc.

See Notes to Financial Statements

Morgan Stanley International Fund

Summary of Investments  ■  April 30, 2007 (unaudited)

INDUSTRY	VALUE	PERCENT OF TOTAL INVESTMENTS
Collateral on Loaned Securities	$51,310,216	13.7%
Major Banks	40,204,072	10.8
Integrated Oil	15,790,953	4.2
Motor Vehicles	13,435,972	3.6
Other Metals/Minerals	13,254,813	3.5
Electric Utilities	12,846,699	3.4
Pharmaceuticals: Major	11,998,891	3.2
Industrial Conglomerates	10,904,309	2.9
Major Telecommunications	10,790,506	2.9
Financial Conglomerates	10,629,112	2.8
Regional Banks	10,473,140	2.8
Multi-Line Insurance	9,023,892	2.4
Morgan Stanley Institutional Liquidity Fund - Money Market Portfolio	7,960,439	2.1
Food: Major Diversified	6,860,011	1.8
Electronic Equipment/ Instruments	6,661,271	1.8
Wireless Telecommunications	6,298,793	1.7
Real Estate Development	6,047,579	1.6
Engineering & Construction	4,762,718	1.3
Food Retail	4,579,425	1.2
Telecommunication Equipment	4,464,701	1.2
Chemicals: Major Diversified	4,334,644	1.2
Steel	4,272,238	1.1
Life/Health Insurance	3,930,604	1.0
Industrial Machinery	3,849,187	1.0
Trucks/Construction/ Farm Machinery	3,396,078	0.9
Beverages: Alcoholic	3,379,289	0.9
Wholesale Distributors	3,175,185	0.8
Chemicals: Specialty	3,130,506	0.8
Property - Casualty Insurers	3,027,118	0.8
Electronics/Appliances	2,916,725	0.8
Household/Personal Care	2,863,988	0.8
Investment Banks/Brokers	2,849,299	0.8
Construction Materials	2,721,503	0.7

INDUSTRY	VALUE	PERCENT OF TOTAL INVESTMENTS
Gas Distributors	$2,504,575	0.7%
Oil & Gas Production	2,397,628	0.6
Pharmaceuticals: Other	2,394,176	0.6
Oil Refining/Marketing	2,278,529	0.6
Real Estate Investment Trusts	2,205,857	0.6
Tobacco	2,168,129	0.6
Railroads	2,144,081	0.6
Electrical Products	2,077,210	0.6
Information Technology Services	2,047,398	0.5
Packaged Software	1,993,002	0.5
Air Freight/Couriers	1,958,061	0.5
Auto Parts: O.E.M.	1,897,239	0.5
Electronic Components	1,820,313	0.5
Aerospace & Defense	1,805,512	0.5
Department Stores	1,779,134	0.5
Food: Specialty/Candy	1,743,434	0.5
Home Building	1,710,614	0.5
Building Products	1,698,457	0.5
Other Transportation	1,529,092	0.4
Semiconductors	1,433,412	0.4
Pulp & Paper	1,386,674	0.4
Medical Specialties	1,353,249	0.4
Apparel/Footwear	1,338,966	0.4
Recreational Products	1,325,353	0.4
Marine Shipping	1,317,803	0.3
Airlines	1,289,455	0.3
Industrial Specialties	1,259,481	0.3
Hotels/Resorts/Cruiselines	1,164,183	0.3
Apparel/Footwear Retail	1,050,869	0.3
Metal Fabrications	986,321	0.3
Publishing: Books/ Magazines	981,361	0.3
Miscellaneous Commercial Services	879,340	0.2
Electronic Production Equipment	837,772	0.2
Other Consumer Specialties	777,277	0.2
Automotive Aftermarket	771,520	0.2

See Notes to Financial Statements

Morgan Stanley International Fund

Summary of Investments  ■  April 30, 2007 (unaudited) continued

INDUSTRY	VALUE	PERCENT OF TOTAL INVESTMENTS
Restaurants	$724,959	0.2%
Specialty Telecommunications	666,786	0.2
Casino/Gaming	666,152	0.2
Electronic Distributors	664,229	0.2
Broadcasting	659,776	0.2
Chemicals: Agricultural	588,993	0.2
Publishing: Newspapers	561,677	0.1
Media Conglomerates	549,035	0.1
Water Utilities	530,082	0.1
Advertising/Marketing Services	510,572	0.1
Electronics/Appliance Stores	457,241	0.1
Containers/Packaging	444,969	0.1
Textiles	425,856	0.1
Miscellaneous Manufacturing	421,595	0.1
Specialty Stores	415,732	0.1
Precious Metals	385,585	0.1
Medical/Nursing Services	381,537	0.1
Biotechnology	350,286	0.1
Investment Managers	332,175	0.1
Commercial Printing/Forms	323,297	0.1
Computer Processing Hardware	320,327	0.1
Aluminum	311,958	0.1
Discount Stores	292,305	0.1
Finance/Rental/Leasing	288,460	0.1
Food: Meat/Fish/Dairy	269,123	0.1
Beverages: Non-Alcoholic	265,906	0.1
Movies/Entertainment	251,675	0.1
Coal	245,039	0.1
Internet Software/Services	234,876	0.1
Retail - Specialty	225,862	0.1
Medical Distributors	221,773	0.1

INDUSTRY	VALUE		PERCENT OF TOTAL INVESTMENTS
Drugstore Chains	$216,570		0.1%
Cable/Satellite TV	210,843		0.1
Financial Publishing/ Services	206,571		0.1
Personnel Services	204,277		0.1
Food Distributors	203,601		0.1
Utilities	203,158		0.1
Office Equipment/Supplies	148,214		0.0
Trucking	143,072		0.0
Computer Peripherals	135,038		0.0
Hospital/Nursing Management	133,374		0.0
Environmental Services	127,129		0.0
Tools/Hardware	104,100		0.0
Investment Trusts/ Mutual Funds	103,055		0.0
Catalog/Specialty Distribution	99,013		0.0
Home Improvement Chains	90,429		0.0
Other Consumer Services	75,265		0.0
Agricultural Commodities/ Milling	64,724		0.0
Oilfield Services/Equipment	38,903		0.0
Data Processing Services	33,961		0.0
Pharmaceuticals: Generic Drugs	20,394		0.0
	$373,998,882	*	100.0%

*  Does not include open long and short futures contracts with underlying face amounts of $12,958,174 and $2,251,677, respectively, and net unrealized appreciation of $315,035 and unrealized depreciation of $233,077, respectively. Also open forward foreign currency contracts with net unrealized appreciation of $1,419,365.

See Notes to Financial Statements

Morgan Stanley International Fund

Financial Statements

Statement of Assets and Liabilities

April 30, 2007 (unaudited)

Assets:
Investments in securities, at value (cost $256,589,499) (including $48,120,422 of securities loaned)	$366,038,443
Investments in affiliates (cost $7,960,439)	7,960,439
Unrealized appreciation on open forward foreign currency contracts	3,526,405
Cash (including $1,534,931 in foreign currency, at value with cost of $1,522,026 and $941,867 in segregation)	2,476,798
Receivable for:
Dividends	1,163,329
Investments sold	500,925
Variation margin	375,827
Shares of beneficial interest sold	163,598
Foreign withholding taxes reclaimed	163,560
Compensated forward foreign currency contracts	120,410
Prepaid expenses and other assets	70,424
Total Assets	382,560,158
Liabilities:
Collateral on securities loaned at value	51,310,216
Unrealized depreciation on open forward foreign currency contracts	2,107,040
Payable for:
Shares of beneficial interest redeemed	1,026,227
Compensated forward foreign currency contracts	335,862
Investments purchased	225,075
Distribution fee	194,272
Investment advisory fee	180,174
Transfer agent fee	22,457
Administration fee	22,220
Accrued expenses and other payables	190,659
Total Liabilities	55,614,202
Net Assets	$326,945,956
Composition of Net Assets:
Paid-in-capital	$274,591,672
Net unrealized appreciation	110,966,895 †
Accumulated net investment loss	(827,471)
Accumulated net realized loss	(57,785,140)
Net Assets	$326,945,956
Class A Shares:
Net Assets	$100,258,901
Shares Outstanding (unlimited authorized, $.01 par value)	6,739,023
Net Asset Value Per Share	$14.88
Maximum Offering Price Per Share, (net asset value plus 5.54% of net asset value)	$15.70
Class B Shares:
Net Assets	$169,412,879
Shares Outstanding (unlimited authorized, $.01 par value)	11,513,937
Net Asset Value Per Share	$14.71
Class C Shares:
Net Assets	$33,839,634
Shares Outstanding (unlimited authorized, $.01 par value)	2,308,404
Net Asset Value Per Share	$14.66
Class D Shares:
Net Assets	$23,434,542
Shares Outstanding (unlimited authorized, $.01 par value)	1,571,840
Net Asset Value Per Share	$14.91

†  Net of $13,072 deferred capital gain country tax.

Statement of Operations

For the six months ended April 30, 2007 (unaudited)

Net Investment Income: Income
Dividends (net of $306,479 foreign withholding tax)	$3,516,422
Income from securities loaned - net	81,453
Interest	116,429
Interest from affiliates	17,997
Total Income	3,732,301
Expenses
Investment advisory fee	1,023,729
Distribution fee (Class A shares)	116,870
Distribution fee (Class B shares)	832,317
Distribution fee (Class C shares)	159,022
Transfer agent fees and expenses	252,460
Administration fee	125,997
Shareholder reports and notices	118,776
Custodian fees	63,429
Professional fees	41,331
Registration fees	24,123
Trustees' fees and expenses	3,073
Other	101,298
Total Expenses	2,862,425
Less: amounts waived/reimbursed	(4,949)
Less: expense offset	(1,605)
Net Expenses	2,855,871
Net Investment Income	876,430
Net Realized and Unrealized Gain: Net Realized Gain on:
Investments	38,624,979
Futures contracts	76,514
Foreign exchange transactions	1,547,310
Net Realized Gain	40,248,803
Net Change in Unrealized Appreciation/ Depreciation on:
Investments	914,733 †
Futures contracts	154,444
Translation of forward foreign currency contracts, other assets and liabilities denominated in foreign currencies	923,744
Net Appreciation	1,992,921
Net Gain	42,241,724
Net Increase	$43,118,154

See Notes to Financial Statements

Morgan Stanley International Fund

Financial Statements continued

Statements of Changes in Net Assets

	FOR THE SIX MONTHS ENDED APRIL 30, 2007	FOR THE YEAR ENDED OCTOBER 31, 2006
	(unaudited)
Increase (Decrease) in Net Assets: Operations:
Net investment income	$876,430	$2,813,125
Net realized gain	40,248,803	53,543,484
Net change in unrealized appreciation/depreciation	1,992,921	23,518,932
Net Increase	43,118,154	79,875,541
Dividends to Shareholders from Net Investment Income:
Class A shares	(1,452,280)	(2,410,830)
Class B shares	(1,374,886)	(1,853,783)
Class C shares	(299,910)	(338,879)
Class D shares	(457,373)	(496,509)
Total Dividends	(3,584,449)	(5,100,001)
Net decrease from transactions in shares of beneficial interest	(76,027,118)	(148,477,266)
Net Decrease	(36,493,413)	(73,701,726)
Net Assets:
Beginning of period	363,439,369	437,141,095
End of Period (Including an accumulated net investment loss of $827,471 and accumulated undistributed net investment income of $1,880,548, respectively)	$326,945,956	$363,439,369

See Notes to Financial Statements

Morgan Stanley International Fund

Notes to Financial Statements  ■  April 30, 2007 (unaudited)

1. Organization and Accounting Policies

Morgan Stanley International Fund (the "Fund") is registered under the Investment Company Act of 1940, as amended (the "Act"), as a diversified, open-end management investment company. The Fund's investment objective is long-term capital growth. The Fund was organized as a Massachusetts business trust on October 23, 1998 and commenced operations June 28, 1999.

The Fund offers Class A shares, Class B shares, Class C shares and Class D shares. The four classes are substantially the same except that most Class A shares are subject to a sales charge imposed at the time of purchase and some Class A shares, and most Class B shares and Class C shares are subject to a contingent deferred sales charge imposed on shares redeemed within eighteen months, six years and one year, respectively. Class D shares are not subject to a sales charge. Additionally, Class A shares, Class B shares and Class C shares incur distribution expenses.

The Fund will assess a 2% redemption fee on Class A shares, Class B shares, Class C shares, and Class D shares, which is paid directly to the Fund, for shares redeemed within thirty days of purchase, subject to certain exceptions. The redemption fee is designed to protect the Fund and its remaining shareholders from the effects of short-term trading.

The following is a summary of significant accounting policies:

A. Valuation of Investments — (1) for equity securities traded on foreign exchanges, the last reported sale price or the latest bid price may be used if there were no sales on a particular day; (2) an equity portfolio security listed or traded on the New York Stock Exchange ("NYSE") or American Stock Exchange or other exchange is valued at its latest sale price prior to the time when assets are valued; if there were no sales that day, the security is valued at the mean between the last reported bid and asked price; (3) an equity portfolio security listed or traded on the Nasdaq is valued at the Nasdaq Official Closing Price; if there were no sales that day, the security is valued at the mean between the last reported bid and asked price; (4) all other portfolio securities for which over-the-counter market quotations are readily available are valued at the mean between the last reported bid and asked price. In cases where a security is traded on more than one exchange, the security is valued on the exchange designated as the primary market; (5) futures are valued at the latest price published by the commodities exchange on which they trade; (6) when market quotations are not readily available including circumstances under which Morgan Stanley Investment Advisors Inc. (the "Investment Adviser") determines that the latest sale price, the bid price or the mean between the last reported bid and asked price do not reflect a security's market value, portfolio securities are valued at their fair value as determined in good faith under procedures established by and under the general supervision of the Fund's Trustees. Occasionally, developments affecting the closing prices of securities and other assets may occur between the times at which valuations of such securities are determined (that is, close of the foreign market on which the securities trade) and the close of business on the NYSE. If

Morgan Stanley International Fund

Notes to Financial Statements  ■  April 30, 2007 (unaudited) continued

developments occur during such periods that are expected to materially affect the value of such securities, such valuations may be adjusted to reflect the estimated fair value of such securities as of the close of the NYSE, as determined in good faith by the Fund's Trustees or by the Investment Adviser using a pricing service and/or procedures approved by the Trustees of the Fund; (7) certain portfolio securities may be valued by an outside pricing service approved by the Fund's Trustees; and (8) short-term debt securities having a maturity date of more than sixty days at time of purchase are valued on a mark-to-market basis until sixty days prior to maturity and thereafter at amortized cost based on their value on the 61st day. Short-term debt securities having a maturity date of sixty days or less at the time of purchase are valued at amortized cost.

B. Accounting for Investments — Security transactions are accounted for on the trade date (date the order to buy or sell is executed). Realized gains and losses on security transactions are determined by the identified cost method. Dividend income and other distributions are recorded on the ex-dividend date except for certain dividends on foreign securities which are recorded as soon as the Fund is informed after the ex-dividend date. Discounts are accreted and premiums are amortized over the life of the respective securities. Interest income is accrued daily.

C. Repurchase Agreements — Pursuant to an Exemptive Order issued by the Securities and Exchange Commission, the Fund, along with other affiliated entities managed by the Investment Adviser, may transfer uninvested cash balances into one or more joint repurchase agreement accounts. These balances are invested in one or more repurchase agreements and are collateralized by cash, U.S. Treasury or federal agency obligations. The Fund may also invest directly with institutions in repurchase agreements. The Fund's custodian receives the collateral, which is marked-to-market daily to determine that the value of the collateral does not decrease below the repurchase price plus accrued interest.

D. Multiple Class Allocations — Investment income, expenses (other than distribution fees), and realized and unrealized gains and losses are allocated to each class of shares based upon the relative net asset value on the date such items are recognized. Distribution fees are charged directly to the respective class.

E. Futures Contracts — A futures contract is an agreement between two parties to buy and sell financial instruments or contracts based on financial indices at a set price on a future date. Upon entering into such a contract, the Fund is required to pledge to the broker cash, U.S. Government securities or other liquid portfolio securities equal to the minimum initial margin requirements of the applicable futures exchange. Pursuant to the contract, the Fund agrees to receive from or pay to the broker an amount of cash equal to the daily fluctuation in the value of the contract. Such receipts or payments known as variation margin are recorded by the Fund as unrealized gains and losses. Upon closing of the contract, the Fund realizes a gain or loss equal to the difference between the value of the contract at the time it was opened and the value at the time it was closed.

Morgan Stanley International Fund

Notes to Financial Statements  ■  April 30, 2007 (unaudited) continued

F. Foreign Currency Translation and Forward Foreign Currency Contracts — The books and records of the Fund are maintained in U.S. dollars as follows: (1) the foreign currency market value of investment securities, other assets and liabilities and forward foreign currency contracts ("forward contracts") are translated at the exchange rates prevailing at the end of the period; and (2) purchases, sales, income and expenses are translated at the exchange rates prevailing on the respective dates of such transactions. The resultant exchange gains and losses are recorded as realized and unrealized gain/loss on foreign exchange transactions. Pursuant to U.S. federal income tax regulations, certain foreign exchange gains/losses included in realized and unrealized gain/loss are included in or are a reduction of ordinary income for federal income tax purposes. The Fund does not isolate that portion of the results of operations arising as a result of changes in the foreign exchange rates from the changes in the market prices of the securities. Forward contracts are valued daily at the appropriate exchange rates. The resultant unrealized exchange gains and losses are recorded as unrealized foreign currency gain or loss. The Fund records realized gains or losses on delivery of the currency or at the time the forward contract is extinguished (compensated) by entering into a closing transaction prior to delivery.

G. Security Lending — The Fund may lend securities to qualified financial institutions, such as broker-dealers, to earn additional income. Any increase or decrease in the fair value of the securities loaned that might occur and any interest earned or dividends declared on those securities during the term of the loan would remain in the Fund. The Fund receives cash or securities as collateral in an amount equal to or exceeding 100% of the current fair value of the loaned securities. The collateral is marked-to-market daily, by the securities lending agent, to ensure that a minimum of 100% collateral coverage is maintained.

Based on pre-established guidelines, the securities lending agent invests any cash collateral that is received in high-quality short-term investments. Securities lending income is generated from the earnings on the invested collateral and borrowing fees, less any rebates owed to the borrowers and compensation to the lending agent.

The value of loaned securities and related collateral outstanding at April 30, 2007 were $48,120,422 and $51,310,216, respectively. The Fund has the right under the lending agreement to recover the securities from the borrower

H. Federal Income Tax Policy — It is the Fund's policy to comply with the requirements of the Internal Revenue Code applicable to regulated investment companies and to distribute substantially all of its taxable income to its shareholders. Accordingly, no federal income tax provision is required.

I. Dividends and Distributions to Shareholders — Dividends and distributions to shareholders are recorded on the ex-dividend date.

Morgan Stanley International Fund

Notes to Financial Statements  ■  April 30, 2007 (unaudited) continued

J. Use of Estimates — The preparation of financial statements in accordance with generally accepted accounting principles requires management to make estimates and assumptions that affect the reported amounts and disclosures. Actual results could differ from those estimates.

2. Investment Advisory/Administration Agreements

Pursuant to an Investment Advisory Agreement with the Investment Adviser, the Fund pays an advisory fee, accrued daily and payable monthly, by applying the following annual rates to the net assets of the Fund determined as of the close of each business day: 0.65% to the portion of the daily net assets not exceeding $1 billion and 0.60% to the portion of the daily net assets in excess of $1 billion.

Pursuant to an Administration Agreement with Morgan Stanley Services Company Inc. ("the Administration"), an affiliate of the Investment Adviser, the Fund pays an administration fee, accrued daily and payable monthly, by applying the annual rate of 0.08% to the Fund's daily net assets.

For the period November 18, 2005 through November 17, 2006, the Investment Adviser had agreed to cap the Fund's operating expenses (except for brokerage and 12b-1 fees) for one year by assuming the Fund's "other expenses" and/or waiving the Fund's advisory fees, and the Administrator had agreed to waive the Fund's administrative fees, to the extent such operating expenses on an annualized basis exceed 1.05% of the average daily net assets of the Fund.

3. Plan of Distribution

Shares of the Fund are distributed by Morgan Stanley Distributors Inc. (the "Distributor"), an affiliate of the Investment Adviser and Administrator. The Fund has adopted a Plan of Distribution (the "Plan") pursuant to Rule 12b-1 under the Act. The Plan provides that the Fund will pay the Distributor a fee which is accrued daily and paid monthly at the following annual rates: (i) Class A — up to 0.25% of the average daily net assets of Class A shares; (ii) Class B — up to 1.0% of the average daily net assets of Class B shares; and (iii) Class C — up to 1.0% of the average daily net assets of Class C shares.

In the case of Class B shares, provided that the Plan continues in effect, any cumulative expenses incurred by the Distributor but not yet recovered may be recovered through the payment of future distribution fees from the Fund pursuant to the Plan and contingent deferred sales charges paid by investors upon redemption of Class B shares. Although there is no legal obligation for the Fund to pay expenses incurred in excess of payments made to the Distributor under the Plan and the proceeds of contingent deferred sales charges paid by investors upon redemption of shares, if for any reason the Plan is terminated, the Trustees will consider at that time the manner in which to treat such expenses. The Distributor has advised the Fund that such excess amounts totaled $18,336,700 at April 30, 2007.

Morgan Stanley International Fund

Notes to Financial Statements  ■  April 30, 2007 (unaudited) continued

In the case of Class A shares and Class C shares, expenses incurred pursuant to the Plan in any calendar year in excess of 0.25% or 1.0% of the average daily net assets of Class A or Class C, respectively, will not be reimbursed by the Fund through payments in any subsequent year, except that expenses representing a gross sales credit to Morgan Stanley Financial Advisors and other authorized financial representatives at the time of sale may be reimbursed in the subsequent calendar year. For the six months ended April 30, 2007, the distribution fee was accrued for Class A shares and Class C shares at the annual rate of 0.25% and 0.99%, respectively.

The Distributor has informed the Fund that for the six months ended April 30, 2007, it received contingent deferred sales charges from certain redemptions of the Fund's Class A shares, Class B shares and Class C shares of $139, $54,011 and $1,404, respectively and received $48,069 in front-end sales charges from sales of the Fund's Class A shares. The respective shareholders pay such charges which are not an expense of the Fund.

4. Security Transactions and Transactions with Affiliates

The Fund invests in Morgan Stanley Institutional Liquidity Fund – Money Market Portfolio, an open-end management investment company managed by the Investment Adviser. Investment Advisory fees paid by the Fund are reduced by an amount equal to the Advisory and administrative services fees paid by Morgan Stanley Institutional Liquidity Fund – Money Market Portfolio with respect to assets invested by the Fund in Morgan Stanley Institutional Liquidity Fund – Money Market Portfolio. For the six months ended April 30, 2007, advisory fees paid were reduced by $359 relating to the Funds investment in Morgan Stanley Institutional Liquidity Fund – Money Market Portfolio. Income distributions earned by the Fund are recorded as interest from affiliates in the Statement of Operations and totaled $17,997. During the six months ended April 30, 2007, cost of purchases and sales in Morgan Stanley Liquidity Fund – Money Market Portfolio were $9,024,336 and $1,063,897, respectively.

The cost of purchases and proceeds from sales of portfolio securities, excluding short-term investments, for the six months ended April 30, 2007 aggregated $26,236,282 and $109,137,273, respectively.

Morgan Stanley Trust, an affiliate of the Investment Adviser, Administrator, and Distributor, is the Fund's transfer agent.

The Fund has an unfunded Deferred Compensation Plan (the "Compensation Plan") which allows each independent Trustee to defer payment of all, or a portion, of the fees he or she receives for serving on the Board of Trustees. Each eligible Trustee generally may elect to have the deferred amounts credited with a return equal to the total return on one or more of the Morgan Stanley funds that are offered as investment options under the Compensation Plan. Appreciation/depreciation and distributions received from these investments are recorded with an offsetting increase/decrease in the deferred compensation obligation and do not affect the net asset value of the Fund.

Morgan Stanley International Fund

Notes to Financial Statements  ■  April 30, 2007 (unaudited) continued

5. Shares of Beneficial Interest

Transactions in shares of beneficial interest were as follows:

	FOR THE SIX MONTHS ENDED APRIL 30, 2007		FOR THE YEAR ENDED OCTOBER 31, 2006
	(unaudited)
	SHARES	AMOUNT	SHARES	AMOUNT
CLASS A SHARES
Sold	619,286	$8,770,509	4,153,948	$50,077,268
Conversion from Class B	240,404	3,394,877	479,764	5,857,661
Reinvestment of dividends	100,076	1,363,035	206,798	2,345,090
Redeemed	(5,156,521)	(68,553,186)	(4,714,979)	(56,894,448)
Net increase (decrease) — Class A	(4,196,755)	(55,024,765)	125,531	1,385,571
CLASS B SHARES
Sold	408,749	5,608,810	1,663,505	19,918,053
Conversion to Class A	(242,700)	(3,394,877)	(484,622)	(5,857,661)
Reinvestment of dividends	87,184	1,179,605	146,771	1,652,647
Redeemed	(1,552,726)	(21,343,910)	(4,057,259)	(48,475,853)
Net decrease — Class B	(1,299,493)	(17,950,372)	(2,731,605)	(32,762,814)
CLASS C SHARES
Sold	152,238	2,079,175	618,843	7,191,377
Reinvestment of dividends	19,416	261,724	27,740	311,530
Redeemed	(224,587)	(3,081,424)	(453,382)	(5,399,128)
Net increase (decrease) — Class C	(52,933)	(740,525)	193,201	2,103,779
CLASS D SHARES
Sold	50,792	707,254	142,166	1,703,456
Reinvestment of dividends	28,871	394,384	37,562	427,455
Redeemed	(244,794)	(3,413,094)	(10,951,429)	(121,334,713)
Net decrease — Class D	(165,131)	(2,311,456)	(10,771,701)	(119,203,802)
Net decrease in Fund	(5,714,312)	$(76,027,118)	(13,184,574)	$(148,477,266)

6. Purposes of and Risks Relating to Certain Financial Instruments

The Fund may enter into forward contracts for many purposes, including to facilitate settlement of foreign currency denominated portfolio transactions or to manage foreign currency exposure associated with foreign currency denominated securities.

To hedge against adverse interest rate, foreign currency and market risks, the Fund may purchase and sell interest rate, currency and index futures ("futures contracts").

Forward contracts and futures contracts involve elements of market risk in excess of the amounts reflected in the Statement of Assets and Liabilities. The Fund bears the risk of an unfavorable change in the foreign exchange rates

Morgan Stanley International Fund

Notes to Financial Statements  ■  April 30, 2007 (unaudited) continued

underlying the forward contracts or an unfavorable change in the value of the securities underlying the futures contracts. Risks may also arise upon entering into these contracts from the potential inability of the counterparties to meet the terms of their contracts.

The Fund may lend securities to qualified financial institutions, such as broker-dealers, to earn additional income. Risks in securities lending transactions are that a borrower may not provide additional collateral when required or return the securities when due, and that the value of the short-term investments will be less than the amount of cash collateral plus any rebate that is required to be returned to the borrower.

At April 30, 2007, investments in securities of issuers in Japan and the United Kingdom represented 23.0% and 16.1%, respectively, of the Fund's net assets. These investments, as well as other non-U.S. investments, which involve risks and considerations not present with respect to U.S. securities, may be affected by economic or political developments in these regions.

At April 30, 2007, the Fund's cash balance consisted principally of interest deposits with JPMorgan Chase & Co., the Fund's custodian.

7. Federal Income Tax Status

The amount of dividends and distributions from net investment income and net realized capital gains are determined in accordance with federal income tax regulations which may differ from generally accepted accounting principles. These "book/tax" differences are either considered temporary or permanent in nature. To the extent these differences are permanent in nature, such amounts are reclassified within the capital accounts based on their federal tax-basis treatment; temporary differences do not require reclassification. Dividends and distributions which exceed net investment income and net realized capital gains for tax purposes are reported as distributions of paid-in-capital.

As of October 31, 2006, the Fund had a net capital loss carryforward of $93,524,441 of which $39,077,364 will expire on October 31, 2010 and $54,447,077 will expire on October 31, 2011 to offset future capital gains to the extent provided by regulations.

As of October 31, 2006, the Fund had temporary book/tax differences primarily attributable to the mark-to-market of open forward foreign currency exchange contracts and passive foreign investment companies ("PFICs"), foreign tax credit pass-through and capital loss deferrals on wash sales.

8. Expense Offset

The expense offset represents a reduction of the fees and expenses for interest earned on cash balances maintained by the Fund with the transfer agent.

Morgan Stanley International Fund

Notes to Financial Statements  ■  April 30, 2007 (unaudited) continued

9. Accounting Pronouncements

In July 2006, the Financial Accounting Standards Board (FASB) issued Interpretation 48, Accounting for Uncertainty in Income Taxes — an interpretation of FASB Statement 109 (FIN 48). FIN 48 clarifies the accounting for income taxes by prescribing the minimum recognition threshold a tax position must meet before being recognized in the financial statements. FIN 48 is effective for fiscal years beginning after December 15, 2006 and is applied to all open tax years as of the effective date. The impact to the Fund's financial statements, if any, is currently being assessed.

In addition, in September 2006, Statement of Financial Accounting Standards No. 157, Fair Value Measurements (SFAS 157), was issued and is effective for fiscal years beginning after November 15, 2007. SFAS 157 defines fair value, establishes a framework for measuring fair value and expands disclosures about fair value measurements. Management is currently evaluating the impact the adoption of SFAS 157 will have on the Fund's financial statement disclosures.

Morgan Stanley International Fund

Financial Highlights

Selected ratios and per share data for a share of beneficial interest outstanding throughout each period:

	FOR THE SIX		FOR THE YEAR ENDED OCTOBER 31,
	MONTHS ENDED
	APRIL 30, 2007		2006		2005	2004	2003	2002
	(unaudited)
Class A Shares
Selected Per Share Data:
Net asset value, beginning of period	$13.14		$10.70		$9.19	$8.03	$6.70	$7.77
Income (loss) from investment operations:
Net investment income‡	0.07		0.14		0.13	0.06	0.08	0.04
Net realized and unrealized gain (loss)	1.88		2.52		1.50	1.20	1.33	(1.03)
Total income (loss) from investment operations	1.95		2.66		1.63	1.26	1.41	(0.99)
Less dividends from net investment income	(0.21)		(0.22)		(0.12)	(0.10)	(0.08)	(0.08)
Net asset value,end of period	$14.88		$13.14		$10.70	$9.19	$8.03	$6.70
Total Return†	15.03	%(1)	25.21%		17.65%	15.89%	21.31%	(12.93)%
Ratios to Average Net Assets(3):
Total expenses (before expense offset)	1.36	%(2)(5)	1.30	%(4)	1.30%	1.57%	1.58%	1.56%
Net investment income	1.01	%(2)(5)	1.18	%(4)	1.27%	0.67%	1.02%	0.54%
Supplemental Data:
Net assets, end of period, in thousands	$100,259		$143,730		$115,680	$83,766	$63,422	$44,373
Portfolio turnover rate	8	%(1)	13%		22%	33%	43%	39%

  ‡  The per share amounts were computed using an average number of shares outstanding during the period.

  †  Does not reflect the deduction of sales charge. Calculated based on the net asset value as of the last business day of the period.

  (1)  Not annualized.

  (2)  Annualized.

  (3)  Reflects overall Fund ratios for investment income and non-class specific expenses.

  (4)  If the Fund had borne all its expenses that were reimbursed or waived by the Investment Adviser and Administrator, the annualized expense and net investment income ratios would have been 1.32% and 1.16%, respectively, for the period ended October 31, 2006.

  (5)  Reflects waivers of certain Fund expenses in connection with the Investments in Morgan Stanley Institutional Liquidity Fund – Money Market Portfolio during the period. As a result of such waivers the expenses as a percentage of its net assets had an effect of less than 0.005%.

See Notes to Financial Statements

Morgan Stanley International Fund

Financial Highlights continued

	FOR THE SIX		FOR THE YEAR ENDED OCTOBER 31,
	MONTHS ENDED
	APRIL 30, 2007		2006		2005	2004	2003	2002
	(unaudited)
Class B Shares
Selected Per Share Data:
Net asset value, beginning of period	$12.97		$10.55		$9.06	$7.93	$6.58	$7.62
Income (loss) from investment operations:
Net investment income (loss)‡	0.02		0.05		0.05	(0.01)	0.01	(0.02)
Net realized and unrealized gain (loss)	1.83		2.49		1.48	1.19	1.34	(1.02)
Total income (loss) from investment operations	1.85		2.54		1.53	1.18	1.35	(1.04)
Less dividends from net investment income	(0.11)		(0.12)		(0.04)	(0.05)	–	–
Net asset value, end of period	$14.71		$12.97		$10.55	$9.06	$7.93	$6.58
Total Return†	14.34	%(1)	24.28%		16.88%	14.87%	20.52%	(13.65)%
Ratios to Average Net Assets(3):
Total expenses (before expense offset)	2.11	%(2)(5)	2.05	%(4)	2.05%	2.33%	2.37%	2.32%
Net investment income (loss)	0.26	%(2)(5)	0.43	%(4)	0.52%	(0.09)%	0.23%	(0.22)%
Supplemental Data:
Net assets, end of period, in thousands	$169,413		$166,184		$163,974	$193,796	$205,544	$217,216
Portfolio turnover rate	8	%(1)	13%		22%	33%	43%	39%

  ‡  The per share amounts were computed using an average number of shares outstanding during the period.

  †  Does not reflect the deduction of sales charge. Calculated based on the net asset value as of the last business day of the period.

  (1)  Not annualized.

  (2)  Annualized.

  (3)  Reflects overall Fund ratios for investment income and non-class specific expenses.

  (4)  If the Fund had borne all its expenses that were reimbursed or waived by the Investment Adviser and Administrator, the annualized expense and net investment income ratios would have been 2.07% and 0.41%, respectively, for the period ended October 31, 2006.

  (5)  Reflects waivers of certain Fund expenses in connection with the Investments in Morgan Stanley Institutional Liquidity Fund – Money Market Portfolio during the period. As a result of such waivers the expenses as a percentage of its net assets had an effect of less than 0.005%.

See Notes to Financial Statements

Morgan Stanley International Fund

Financial Highlights continued

	FOR THE SIX		FOR THE YEAR ENDED OCTOBER 31,
	MONTHS ENDED
	APRIL 30, 2007		2006		2005	2004	2003	2002
	(unaudited)
Class C Shares
Selected Per Share Data:
Net asset value, beginning of period	$12.94		$10.54		$9.06	$7.92	$6.59	$7.62
Income (loss) from investment operations:
Net investment income (loss)‡	0.02		0.06		0.05	(0.01)	0.01	(0.01)
Net realized and unrealized gain (loss)	1.83		2.48		1.47	1.20	1.33	(1.02)
Total income (loss) from investment operations	1.85		2.54		1.52	1.19	1.34	(1.03)
Less dividends from net investment income	(0.13)		(0.14)		(0.04)	(0.05)	(0.01)	–
Net asset value, end of period	$14.66		$12.94		$10.54	$9.06	$7.92	$6.59
Total Return†	14.37	%(1)	24.34%		16.81%	15.03%	20.40%	(13.52)%
Ratios to Average Net Assets(3):
Total expenses (before expense offset)	2.10	%(2)(5)	2.04	%(4)	2.05%	2.31%	2.37%	2.18%
Net investment income (loss)	0.27	%(2)(5)	0.44	%(4)	0.52%	(0.07)%	0.23%	(0.08)%
Supplemental Data:
Net assets, end of period, in thousands	$33,840		$30,552		$22,856	$24,527	$25,471	$26,195
Portfolio turnover rate	8	%(1)	13%		22%	33%	43%	39%

  ‡  The per share amounts were computed using an average number of shares outstanding during the period.

  †  Does not reflect the deduction of sales charge. Calculated based on the net asset value as of the last business day of the period.

  (1)  Not annualized.

  (2)  Annualized.

  (3)  Reflects overall Fund ratios for investment income and non-class specific expenses.

  (4)  If the Fund had borne all its expenses that were reimbursed or waived by the Investment Adviser and Administrator, the annualized expense and net investment income ratios would have been 2.06% and 0.42%, respectively, for the period ended October 31, 2006.

(5)  Reflects waivers of certain Fund expenses in connection with the Investments in Morgan Stanley Institutional Liquidity Fund – Money Market Portfolio during the period. As a result of such waivers the expenses as a percentage of its net assets had an effect of less than 0.005%.

See Notes to Financial Statements

Morgan Stanley International Fund

Financial Highlights continued

	FOR THE SIX		FOR THE YEAR ENDED OCTOBER 31,
	MONTHS ENDED
	APRIL 30, 2007		2006		2005	2004	2003	2002
	(unaudited)
Class D Shares
Selected Per Share Data:
Net asset value, beginning of period	$13.23		$10.76		$9.24	$8.07	$6.73	$7.80
Income (loss) from investment operations:
Net investment income‡	0.09		0.15		0.15	0.08	0.08	0.06
Net realized and unrealized gain (loss)	1.86		2.57		1.51	1.20	1.36	(1.04)
Total income (loss) from investment operations	1.95		2.72		1.66	1.28	1.44	(0.98)
Less dividends from net investment income	(0.27)		(0.25)		(0.14)	(0.11)	(0.10)	(0.09)
Net asset value, end of period	$14.91		$13.23		$10.76	$9.24	$8.07	$6.73
Total Return†	14.92	%(1)	25.61%		18.03%	15.97%	21.68%	(12.70)%
Ratios to Average Net Assets(3):
Total expenses (before expense offset)	1.11	%(2)(5)	1.05	%(4)	1.05%	1.33%	1.37%	1.32%
Net investment income	1.26	%(2)(5)	1.43	%(4)	1.52%	0.91%	1.23%	0.78%
Supplemental Data:
Net assets, end of period, in thousands	$23,435		$22,974		$134,631	$143,890	$132,544	$120,329
Portfolio turnover rate	8	%(1)	13%		22%	33%	43%	39%

  ‡  The per share amounts were computed using an average number of shares outstanding during the period.

  †  Calculated based on the net asset value as of the last business day of the period.

  (1)  Not annualized.

  (2)  Annualized.

  (3)  Reflects overall Fund ratios for investment income and non-class specific expenses.

  (4)  If the Fund had borne all its expenses that were reimbursed or waived by the Investment Adviser and Administrator, the annualized expense and net investment income ratios would have been 1.07% and 1.41%, respectively, for the period ended October 31, 2006.

  (5)  Reflects waivers of certain Fund expenses in connection with the Investments in Morgan Stanley Institutional Liquidity Fund – Money Market Portfolio during the period. As a result of such waivers the expenses as a percentage of its net assets had an effect of less than 0.005%.

See Notes to Financial Statements

Trustees

Frank L. Bowman
Michael Bozic
Kathleen A. Dennis
James F. Higgins
Dr. Manuel H. Johnson
Joseph J. Kearns
Michael F. Klein
Michael E. Nugent
W. Allen Reed
Fergus Reid

Officers

Michael E. Nugent
Chairperson of the Board

Ronald E. Robison
President and Principal Executive Officer

J. David Germany
Vice President

Dennis F. Shea
Vice President

Amy R. Doberman
Vice President

Carsten Otto
Chief Compliance Officer

Stefanie V. Chang Yu
Vice President

Francis J. Smith
Treasurer and Chief Financial Officer

Mary E. Mullin
Secretary

Transfer Agent

Morgan Stanley Trust
Harborside Financial Center, Plaza Two
Jersey City, New Jersey 07311

Independent Registered Public Accounting Firm

Deloitte & Touche LLP
Two World Financial Center
New York, New York 10281

Legal Counsel

Clifford Chance US LLP
31 West 52nd Street
New York, New York 10019

Counsel to the Independent Trustees

Kramer Levin Naftalis & Frankel LLP
1177 Avenue of the Americas
New York, New York 10036

Investment Adviser

Morgan Stanley Investment Advisors Inc.
1221 Avenue of the Americas
New York, New York 10020

The financial statements included herein have been taken from the records of the Fund without examination by the independent auditors and accordingly they do not express an opinion thereon.

This report is submitted for the general information of the shareholders of the Fund. For more detailed information about the Fund, its fees and expenses and other pertinent information, please read its Prospectus. The Fund's Statement of Additional Information contains additional information about the Fund, including its trustees. It is available, without charge, by calling (800) 869-NEWS.

This report is not authorized for distribution to prospective investors in the Fund unless preceded or accompanied by an effective Prospectus. Read the Prospectus carefully before investing.

Morgan Stanley Distributors Inc., member NASD.

© 2007 Morgan Stanley

INLSAN-IU07-01602P-Y04/07

MORGAN STANLEY FUNDS

Morgan Stanley
International Fund

Semiannual Report

April 30, 2007

Item 2.  Code of Ethics.

Not applicable for semiannual reports.

Item 3.  Audit Committee Financial Expert.

Not applicable for semiannual reports.

Item 4. Principal Accountant Fees and Services

Not applicable for semiannual reports.

Item 5. Audit Committee of Listed Registrants.

Not applicable for semiannual reports.

Item 6.

Refer to Item 1.

Item 7. Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.

Not applicable for semiannual reports.

Item 8. Portfolio Managers of Closed-End Management Investment Companies

Applicable only to reports filed by closed-end funds.

Item 9. Closed-End Fund Repurchases

Applicable to reports filed by closed-end funds.

Item 10. Submission of Matters to a Vote of Security Holders

Not applicable.

Item 11. Controls and Procedures

(a)  The Fund’s principal executive officer and principal financial officer have concluded that the Fund’s disclosure controls and procedures are sufficient to ensure that information required to be disclosed by the Fund in this Form N-CSR was recorded, processed, summarized and reported within the time periods specified in the Securities and Exchange Commission’s rules and forms, based upon such officers’ evaluation of these controls and procedures as of a date within 90 days of the filing date of the report.

(b)  There were no changes in the registrant’s internal control over financial reporting that occurred during the second fiscal quarter of the period covered by this report that has materially affected, or is reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 12. Exhibits

(a) Code of Ethics – Not applicable for semiannual reports.

(b) A separate certification for each principal executive officer and principal financial officer of the registrant are attached hereto as part of EX-99.CERT.

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SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Morgan Stanley International Fund

/s/ Ronald E. Robison
Ronald E. Robison
Principal Executive Officer
June 21, 2007

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

/s/ Ronald E. Robison
Ronald E. Robison
Principal Executive Officer
June 21, 2007

/s/ Francis Smith
Francis Smith
Principal Financial Officer
June 21, 2007

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